UNIVERSAL ANNUITY PROSPECTUS

This prospectus describes Universal Annuity, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company)* (the "Company, "our" "us" or "we"). The Contract's value will vary daily to reflect the investment experience of the funding options (referred to as "Subaccounts" in your Contract available through MetLife of CT Fund U for Variable Annuities (formerly, The Travelers Fund U for Variable Annuities)) you select and, subject to availability, the interest credited to the Fixed (Flexible Annuity) Account. The Variable Funding Options (sometimes called "Subaccounts") available for Contracts purchased on or after May 1, 2006 are:

DREYFUS STOCK INDEX FUND, INC. -- INITIAL SHARES                    METLIFE INVESTMENT FUNDS, INC.
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES                    MetLife Investment Diversified Bond Fund+
  Dreyfus Variable Investment Fund Developing Leaders                 MetLife Investment International Stock Fund+
  Portfolio                                                           MetLife Investment Large Company Stock Fund+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  MetLife Investment Small Company Stock Fund+
  Templeton Developing Markets Securities Fund-Class 2              METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
  Templeton Foreign Securities Fund -- Class 2                        BlackRock Aggressive Growth Portfolio -- Class D+
  Templeton Global Asset Allocation Fund -- Class 1                   BlackRock Bond Income Portfolio -- Class A+
JANUS ASPEN SERIES -- SERVICE SHARES                                  BlackRock Money Market Portfolio -- Class A+
  International Growth Portfolio                                      FI Large Cap Portfolio -- Class A+
LAZARD RETIREMENT SERIES, INC.                                        MFS(R) Total Return Portfolio -- Class F+
  Lazard Retirement Small Cap Portfolio                               Oppenheimer Global Equity Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.                       Western Asset Management High Yield Bond Portfolio -- Class A+
  Legg Mason Partners Variable Investors Portfolio+                   Western Asset Management U.S. Government Portfolio -- Class A+
  Legg Mason Partners Variable Small Cap Growth Portfolio+          PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II                            Real Return Portfolio
  Legg Mason Partners Variable Appreciation Portfolio+                Total Return Portfolio
  Legg Mason Partners Variable Fundamental Value Portfolio+         PUTNAM VARIABLE TRUST -- CLASS IB
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.                     Putnam VT Small Cap Value Fund
  Legg Mason Partners Variable Adjustable Rate Income Portfolio+    VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
  Legg Mason Partners Variable Aggressive Growth Portfolio+           Van Kampen Life Investment Trust Comstock Portfolio
  Legg Mason Partners Variable Large Cap Growth Portfolio+          VARIABLE INSURANCE PRODUCTS FUND
  Legg Mason Partners Variable Social Awareness Stock Portfolio+      VIP Asset Manager(SM) Portfolio -- Initial Class
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND")                     VIP Contrafund(R) Portfolio -- Service Class 2
  Batterymarch Growth and Income Portfolio -- Class A+                VIP Equity-Income Portfolio -- Initial Class
  Batterymarch Mid-Cap Stock Portfolio -- Class A+                    VIP Growth Portfolio -- Initial Class
  Cyclical Growth and Income ETF Portfolio -- Class B                 VIP Mid Cap Portfolio -- Service Class 2
  Cyclical Growth ETF Portfolio -- Class B                          METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS
  Dreman-Small Cap Value Portfolio -- Class A+                          -- CLASS B
  Harris Oakmark International Portfolio -- Class A+                  MetLife Conservative Allocation Portfolio
  Janus Capital Appreciation Portfolio -- Class A+                    MetLife Conservative to Moderate Allocation Portfolio
  Legg Mason Partners Managed Assets Portfolio+                       MetLife Moderate Allocation Portfolio
  Lord Abbett Bond Debenture Portfolio -- Class A+                    MetLife Moderate to Aggressive Allocation Portfolio
  Lord Abbett Growth and Income Portfolio -- Class B+                 MetLife Aggressive Allocation Portfolio
  Mercury Large-Cap Core Portfolio -- Class A+
  Met/AIM Capital Appreciation Portfolio -- Class A+
  Met/AIM Small Cap Growth Portfolio -- Class A+
  MFS(R) Value Portfolio -- Class A+
  Neuberger Berman Real Estate Portfolio -- Class A+
  Pioneer Fund Portfolio -- Class A+
  Pioneer Mid-Cap Value Portfolio -- Cass A+
  Pioneer Strategic Income Portfolio -- Class A+

--------------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see Appendix D for more information.

--------------------------------------------------------------------------------
*The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a Contract endorsement notifying you of the name change once it has occurred.
--------------------------------------------------------------------------------

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy of the SAI, write to us at: Annuity and Operations Services, One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-233-3591 or access the SEC's website (http://www.sec.gov). See Appendix F for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary...................................................3       Election of Options.....................................38
Summary....................................................5       Annuity Options.........................................39
Fee Table..................................................9       Income Options..........................................39
Condensed Financial Information...........................17       Variable Liquidity Benefit..............................40
Annuity Contract..........................................17    Miscellaneous Contract Provisions..........................40
   Contract Owner Inquiries...............................18       Right to Return.........................................40
   Purchase Payments......................................18       Termination of Individual Contract......................40
   Accumulation Units.....................................18       Termination of Group Contract or Account................41
   The Variable Funding Options...........................18       Distribution from One Account to Another Account........42
Fixed Account.............................................24       Required Reports........................................42
Charges and Deductions....................................24       Change of Contract......................................42
   General................................................24       Assignment..............................................42
   Withdrawal Charge......................................25       Suspension of Payments..................................42
   Free Withdrawal Allowance..............................26    Other Information..........................................43
   Administrative Charge..................................26       The Insurance Company...................................43
   Mortality and Expense Risk Charge......................26       Financial Statements....................................43
   Variable Liquidity Benefit Charge......................26       Distribution of the Contracts...........................43
   Variable Funding Option Expenses.......................27       Voting Rights...........................................45
   Premium Tax............................................27       Restrictions on Financial Transactions..................46
   Changes in Taxes Based upon Premium or Value...........27       Legal Proceedings ......................................46
Chart Asset Allocation Program Fee........................27    The Separate Account.......................................46
MAPP Assett Allocation Program Fee........................27    Performance Information....................................47
Transfers.................................................27    Federal Tax Considerations.................................47
   Dollar Cost Averaging .................................29       General Taxation of Annuities...........................47
Asset Allocation Services.................................30    Types of Contracts: Qualified and Non-qualified............48
   General................................................30       Qualified Annuity Contracts.............................48
   CHART Asset Allocation Program.........................30       Taxation of Qualified Annuity Contracts.................48
   Managed Advisory Portfolio Program.....................32       Mandatory Distributions for Qualified Plans.............49
Access to Your Money......................................33       Individual Retirement Annuities.........................49
   Systematic Withdrawals.................................34       Non-qualified Annuity Contracts.........................51
Ownership Provisions......................................34         Diversification Requirements for Variable
   Types of Ownership.....................................34           Annuities...........................................53
      Contract Owner......................................34         Ownership of the Investments..........................53
      Beneficiary.........................................34         Taxation of Death Benefit Proceeds....................53
      Annuitant...........................................34       Other Tax Considerations................................53
Death Benefit.............................................35         Treatment of Charges for Certain Asset
   Death Proceeds before the Maturity Date..................           Allocation Programs.................................53
   Payment of Proceeds....................................35         Penalty Tax for Premature Distribution................53
   Beneficiary Contract Continuance.......................36         Hurricane Relief......................................54
   Planned Death Benefit..................................37         Puerto Rico Tax Considerations........................54
   Death Proceeds after the Maturity Date.................37         Non-Resident Aliens...................................54
   The Annuity Period.....................................37         Appendix A (Condensed Financial Information).........A-1
Maturity Date.............................................37    Appendix B (The Fixed Account)............................B-1
   Allocation of Annuity..................................38    Appendix C (Texas Optional Retirement Program)............C-1
   Variable Annuity.......................................38    Appendix D (Additional Information Regarding
   Fixed Annuity..........................................38       Underlying Funds)......................................D-1
   Payment Options........................................38    Appendix E (Portfolio Legal and Marketing Names)          E-1
                                                          38    Appendix F (Contents of Statement of
                                                                   Underlying Funds)......................................F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PARTICIPANT -- an individual participating under a group Contract.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 457 or 414(d) of the Code.

SEPARATE ACCOUNT -- MetLife of CT Fund U for Variable Annuities, a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                                UNIVERSAL ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account, sometimes called the Flexible Annuity Account, that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity or income options. You may receive income payments in the form of a variable annuity, a fixed annuity or a combination of both. If you elect variable income or Annuity Payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase a Qualified Contract with an initial payment of at least $20, except in the case of an IRA, for which the minimum initial payment is $1,000. Under a Qualified Contract, you may make additional payments of at least $20. For non-qualified Contracts, the minimum initial Purchase Payment is $1,000, and $100 thereafter. No additional payments are allowed if the Contract is purchased with a beneficiary-directed transfer of death proceeds.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. If this Contract is purchased through a Qualified Plan, the maximum age is 70 1/2.

The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay Federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this

Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual Contract, you are the Contract Owner. If a group "allocated" Contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual Contract Owner, or to the group participant, as applicable. For convenience, we refer to both contracts and certificates as "Contracts."

We issue group Contracts in connection with retirement plans. Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar cost averaging etc.). Your retirement plan provisions supersede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. Please refer to Appendix B for possible restrictions between the Fixed Account and the Variable Funding Options.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense (M&E) risk charge daily from the amounts you allocate to the Separate Account. We deduct the M&E charge at an annual rate of 1.25%. We also deduct a semiannual Contract administrative charge of $15. Each Underlying Fund also charges for management costs, any applicable asset allocation fee and other expenses.

If you withdraw amounts from the Contract, we may deduct a withdrawal charge. The charge equals 5% of each Purchase Payment withdrawn if withdrawn within 5 years of the payment date.

If you are a participant in the CHART asset allocation program, the maximum charge is 1.00% annually deducted from amounts in the Variable Funding Options.

If you select and are eligible for the Managed Advisory Portfolio Program ("MAPP") asset allocation program, the maximum charge is 0.80% annually deducted from amounts in the Variable Funding Options.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the

Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by Federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o CHART ASSET ALLOCATION PROGRAM. Effective February 1, 2006, the CHART Asset Allocation Program is closed to new participants. If you enrolled in the program prior to February 1, 2006, you may continue to make additional Purchase Payments into the program. If you cancel your enrollment in the program, you may not re-enroll. Participants in the program enter into a separate investment advisory agreement with MetLife Investment Fund Services LLC ("MIFS")(formerly, CitiStreet Financial Services LLC), an affiliate of the Company, for the purpose of receiving asset allocation advice under MIFS's CHART Program (the "program"). Under the program, participants allocate Contract Value according to asset allocation models developed by MIFS in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. The program is not a part of the Contract issued by the Company, and is closed to new participants. The program is fully described in a separate disclosure statement prepared by MIFS.

     o MAPP ASSET ALLOCATION PROGRAM. Effective May 1, 2006, the Managed Advisory Portfolio Program (the "program" or "MAPP") is closed to new qualified retirement plans. Participants who enrolled prior to May 1, 2006, may continue to make Purchase Payments into the program and participants in qualified retirement plans in which MAPP is available on May 1, 2006, may continue to enroll into the program. Effective July 1, 2006, MAPP will be closed to new participants in qualified retirement plans in which MAPP is available. Participants who enrolled in the program prior to July 1, 2006, may continue to make additional Purchase Payments into the program. Participants who cancel enrollment in the program may not re-enroll. Participants in the program enter into a separate investment advisory agreement with Tower Square Securities Inc. ("Tower Square"), an affiliate of the Company, for the purpose of receiving asset allocation advice under the program. Under the program, participants allocate Contract Value according to one of six asset allocation model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create the Program. The program is not a part of the Contract issued by the Company, and you are not required to participate in the program. The program is fully described in a separate disclosure statement prepared by Tower Square.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

                                    FEE TABLE
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

 CONTINGENT DEFERRED SALES CHARGE
 (AS A PERCENTAGE OF PURCHASE PAYMENTS WITHDRAWN)

 If withdrawn within 5 years after the Purchase Payment is made........... 5.00%
 If withdrawn 5 or more years after the Purchase Payment is made.......... 0%

 VARIABLE LIQUIDITY BENEFIT CHARGE(1)..................................... 5.00%

 (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS)

--------------
(1) The Variable Liquidity Benefit Withdrawal Charge declines to zero after five years. The charge is as follows:


           YEARS SINCE INITIAL                   WITHDRAWAL
             PURCHASE PAYMENT                      CHARGE
------------------------------------------- ----------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
------------------------- -----------------
        0 years               1 years                5%
        1 years               2 years                5%
        2 years               3 years                5%
        3 years               4 years                5%
        4 years               5 years                5%
       5 + years                                     0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................  $15

ANNUAL SEPARATE ACCOUNT CHARGES

MORTALITY AND EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE NET ASSETS OF THE SEPARATE ACCOUNT)(2)......  1.25%

--------------
(2)  We are waiving the following amounts of the M&E charge on these
     Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Fund; an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Fund; 0.10% for the Subaccount investing in the BlackRock Money Market Portfolio of the Metropolitan Fund; and 0.12% for the Subaccount investing in the BlackRock Bond Portfolio of the Metropolitan Fund.

MANAGED ADVISORY PORTFOLIO ("MAPP") ASSET ALLOCATION PROGRAM

EFFECTIVE MAY 1, 2006, MAPP IS CLOSED TO NEW PLANS. PARTICIPANTS WHO ENROLLED PRIOR TO MAY 1, 2006, MAY CONTINUE TO MAKE PURCHASE PAYMENTS INTO THE PROGRAM AND PARTICIPANTS IN PLANS IN WHICH MAPP IS AVAILABLE ON MAY 1, 2006, MAY CONTINUE TO ENROLL INTO THE PROGRAM. EFFECTIVE JULY 1, 2006, MAPP WILL BE CLOSED TO NEW PLAN PARTICIPANTS IN PLANS IN WHICH MAPP IS AVAILABLE. PARTICIPANTS WHO ENROLLED IN THE PROGRAM PRIOR TO JULY 1, 2006, MAY CONTINUE TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE PROGRAM. PARTICIPANTS WHO CANCEL ENROLLMENT IN THE PROGRAM MAY NOT RE-ENROLL.

The following table describes the annual investment advisory fee for clients who enter into an investment advisory agreement to participate in Tower Square's Managed Advisory Portfolio Program. The annual fee is applied to the participant's current Contract Value. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.

                                                MAXIMUM ANNUAL FEE FOR
 CONTRACT VALUE EQUAL TO                          MANAGED ADVISORY
     OR GREATER THAN         BUT LESS THAN        PORTFOLIO PROGRAM
--------------------------- -----------------  ------------------------
            $0                  $25,000                 0.80%
         $25,000                $50,000                 0.65%
         $50,000                $75,000                 0.50%
         $75,000                $100,000                0.35%
        $100,000+                                       0.20%

CHART ASSET ALLOCATION PROGRAM

EFFECTIVE FEBRUARY 1, 2006, THE CHART ASSET ALLOCATION PROGRAM IS CLOSED TO NEW PARTICIPANTS. IF YOU ENROLLED IN THE PROGRAM PRIOR TO FEBRUARY 1, 2006, YOU MAY CONTINUE TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE PROGRAM. IF YOU CANCEL YOUR ENROLLMENT IN THE PROGRAM, YOU MAY NOT RE-ENROLL.

The following table describes the annual investment advisory fee for clients who enter into an investment advisory agreement to participate in MIFS's CHART asset allocation program. The annual fee is applied to the participant's current Contract Value. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.

CONTRACT VALUE EQUAL TO OR GREATER THAN    BUT LESS THAN       ANNUAL INVESTMENT ADVISORY FEE FOR CHART PROGRAM
---------------------------------------- ------------------ --------------------------------------------------------
                  $0                          $25,000                                1.00%
                $25,000                       $50,000                                0.75%
                $50,000                       $75,000                                0.50%
                $75,000                      $100,000                                0.35%
               $100,000                      $250,000                                0.25%
               $250,000                      $500,000                                0.15%
               $500,000+                                                             0.10%

The charge is assessed at fixed intervals during the year, every three months, regardless of when you start or stop your enrollment in the program. If you enrolled in the program immediately after a fee assessment date, you would not incur a charge for the program until nearly three months later. Conversely, if you terminated your enrollment in the program immediately after a fee assessment date, you would not receive a refund for any "unused" portion of the fee.

The annual fee to participate in the CHART program is in addition to any Contract fees and charges. Partial surrenders made to pay program fees will reduce your Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals. Please consult with your investment professional to discuss the program.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-233-3591.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                  MINIMUM                  MAXIMUM
                                                                          ------------------------- ----------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and
other expenses.).......................................................            0.27%                    4.47%

UNDERLYING FUND FEES AND EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                       DISTRIBUTION                             CONTRACTUAL FEE   NET TOTAL
                                                          AND/OR                  TOTAL ANNUAL      WAIVER         ANNUAL
                                       MANAGEMENT     SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                          FEE              FEES         EXPENSES     EXPENSES    REIMBURSEMENT    EXPENSES**
---------------                      -------------    --------------- ------------ ------------- ---------------  ------------
DREYFUS STOCK INDEX FUND, INC. --        0.25%              --            0.02%         0.27%          --            0.27%
INITIAL SHARES....................
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment
  Fund -- Developing Leaders             0.75%              --            0.06%         0.81%          --            0.81%
  Portfolio -- Initial Shares......
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
  Franklin Small-Mid Cap Growth
  Securities Fund -- Class 2*+.....      0.48%            0.25%           0.28%         1.01%        0.02%           0.99%(1)(2)
  Templeton Developing Markets
  Securities Fund -- Class 2*......      1.24%            0.25%           0.29%         1.78%          --            1.78%
  Templeton Foreign Securities
  Fund -- Class 2*.................      0.65%            0.25%           0.17%         1.07%        0.05%           1.02%(2)
  Templeton Global Asset
  Allocation Fund -- Class 1.......      0.60%              --            0.26%         0.86%        0.01%           0.85%(2)
JANUS ASPEN SERIES
  International Growth Portfolio
  -- Service Shares*...............      0.64%            0.25%           0.06%         0.95%          --            0.95%
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap
  Portfolio*.......................      0.75%            0.25%           0.22%         1.22%          --            1.22%(14)
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS I, INC.
  Legg Mason Partners Variable
  All Cap Portfolio -- Class I+....      0.75%              --            0.07%         0.82%          --            0.82%
  Legg Mason Partners Variable
  Investors Portfolio..............      0.65%              --            0.06%         0.71%          --            0.71%
  Legg Mason Partners Variable
  Small Cap Growth Portfolio.......      0.75%              --            0.22%         0.97%          --            0.97%
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS II
  Legg Mason Partners Variable
  Appreciation Portfolio...........      0.70%              --            0.02%         0.72%          --            0.72%
  Legg Mason Partners Variable
  Fundamental Value Portfolio......      0.75%              --            0.03%         0.78%          --            0.78%

                                                       DISTRIBUTION                             CONTRACTUAL FEE   NET TOTAL
                                                          AND/OR                  TOTAL ANNUAL      WAIVER         ANNUAL
                                       MANAGEMENT     SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                          FEE              FEES         EXPENSES     EXPENSES    REIMBURSEMENT    EXPENSES**
---------------                      -------------    --------------- ------------ ------------- ---------------  ------------
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS III, INC.
  Legg Mason Partners Variable
  Adjustable Rate Income
  Portfolio*+/-....................      0.55%            0.25%           0.28%         1.08%          --            1.08%(4)
  Legg Mason Partners Variable
  Aggressive Growth Portfolio+/-...      0.75%              --            0.02%         0.77%          --            0.77%(4)
  Legg Mason Partners Variable
  International All Cap Growth
  Portfolio++/-....................      0.85%              --            0.15%         1.00%          --            1.00%(4)
  Legg Mason Partners Variable
  Large Cap Growth Portfolio+/-....      0.75%              --            0.04%         0.79%          --            0.79%(4)
  Legg Mason Partners Variable
  Large Cap Value Portfolio++/-....      0.60%              --            0.05%         0.65%          --            0.65%
  Legg Mason Partners Variable
  Social Awareness Stock
  Portfolio+/-.....................      0.71%              --            0.04%         0.75%          --            0.75%(5)
MET INVESTORS SERIES TRUST
  Batterymarch Growth and Income
  Portfolio -- Class A.............      0.65%              --            0.09%         0.74%        0.09%           0.65%(6)(15)
  Batterymarch Mid-Cap Stock
  Portfolio -- Class A.............      0.70%              --            0.10%         0.80%          --            0.80%(15)
  Dreman Small-Cap Value
  Portfolio -- Class A.............      0.83%              --            3.64%         4.47%        3.37%           1.10%(6)(15)
  Harris Oakmark International
  Portfolio -- Class A.............      0.82%              --            0.13%         0.95%          --            0.95%
  Janus Capital Appreciation
  Portfolio -- Class A.............      0.65%              --            0.09%         0.74%          --            0.74%(15)
  Legg Mason Partners Managed
  Assets Portfolio -- Class A......      0.50%              --            0.09%         0.59%          --            0.59%(15)
  Lord Abbett Bond Debenture
  Portfolio -- Class A.............      0.51%              --            0.05%         0.56%          --            0.56%
  Lord Abbett Growth and Income
  Portfolio Class B*...............      0.50%            0.25%           0.04%         0.79%          --            0.79%(16)
  Mercury Large-Cap Core
  Portfolio -- Class A.............      0.78%              --            0.12%         0.90%          --            0.90%(15)
  Met/AIM Capital Appreciation
  Portfolio -- Class A.............      0.76%              --            0.05%         0.81%          --            0.81%(15)
  Met/AIM Small Cap Growth
  Portfolio -- Class A.............      0.90%              --            0.10%         1.00%          --            1.00%(6)
  MFS(R) Value Portfolio -- Class A      0.73%              --            0.24%         0.97%          --            0.97%(15)
  Neuberger Berman Real Estate
  Portfolio -- Class A.............      0.67%              --            0.03%         0.70%          --            0.70%
  Pioneer Fund Portfolio -- Class A      0.75%              --            0.28%         1.03%        0.03%           1.00%(7)(15)
  Pioneer Mid-Cap Value Portfolio
  -- Class A.......................      0.75%              --            2.84%         3.59%        2.59%           1.00%(7)(15)
  Pioneer Strategic Income
  Portfolio -- Class A.............      0.73%              --            0.09%         0.82%          --            0.82%(15)
METLIFE INVESTMENT FUNDS, INC.
  MetLife Investment Diversified
  Bond Fund........................      0.41%              --            0.11%         0.52%          --            0.52%(7)
  MetLife Investment
  International Stock Fund.........      0.73%              --            0.19%         0.92%          --            0.92%(7)
  MetLife Investment Large
  Company Stock Fund...............      0.53%              --            0.11%         0.64%          --            0.64%
  MetLife Investment Small
  Company Stock Fund...............      0.64%              --            0.15%         0.79%          --            0.79%(7)

                                                       DISTRIBUTION                             CONTRACTUAL FEE   NET TOTAL
                                                          AND/OR                  TOTAL ANNUAL      WAIVER         ANNUAL
                                       MANAGEMENT     SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                          FEE              FEES         EXPENSES     EXPENSES    REIMBURSEMENT    EXPENSES**
---------------                      -------------    --------------- ------------ ------------- ---------------  ------------
METROPOLITAN SERIES FUND, INC
  BlackRock Aggressive Growth
  Portfolio -- Class D*............      0.73%            0.10%           0.06%         0.89%          --            0.89%
  BlackRock Bond Income Portfolio
  -- Class A.......................      0.40%              --            0.07%         0.47%          --            0.47%(8)
  BlackRock Money Market
  Portfolio -- Class A.............      0.35%              --            0.07%         0.42%        0.01%           0.41%(9)
  FI Large Cap Portfolio -- Class A      0.80%              --            0.06%         0.86%          --            0.86%(10)
  MetLife Mid Cap Stock Index
  Portfolio -- Class A+............      0.25%              --            0.09%         0.34%        0.01%           0.33%(11)
  MetLife Stock Index Portfolio --
  Class A+.........................      0.25%              --            0.04%         0.29%        0.01%           0.28%(11)
  MFS(R) Total Return Portfolio --
  Class F*.........................      0.57%            0.20%           0.16%         0.93%          --            0.93%(3)
  Oppenheimer Global Equity
  Portfolio -- Class A.............      0.60%              --            0.33%         0.93%          --            0.93%
  T. Rowe Price Large Cap Growth
  Portfolio -- Class B*+...........      0.60%            0.25%           0.12%         0.97%          --            0.97(12)
  Western Asset Management High
  Yield Bond Portfolio -- Class A*.      0.48%              --            0.12%         0.60%          --            0.60%(10)
  Western Asset Management
  Strategic Bond Opportunities
  Portfolio -- Class A+............      0.65%              --            0.10%         0.75%          --            0.75%
  Western Asset Management U.S.
  Government Portfolio -- Class A..      0.54%              --            0.07%         0.61%          --            0.61%
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio
  -Administrative Class............      0.25%              --            0.41%         0.66%          --            0.66%(13)
  Total Return Portfolio --
  Administrative Class.............      0.25%              --            0.40%         0.65%          --            0.65%
PUTNAM VARIABLE TRUST
  Putnam VT International Equity
  Fund -- Class IB*+                     0.75%            0.25%           0.18%         1.18%          --            1.18%
  Putnam VT Small Cap Value
  Fund -- Class IB*................      0.76%            0.25%           0.08%         1.09%          --            1.09%
VAN KAMPEN LIFE INVESTMENT TRUST
  Van Kampen Life Investment
  Trust Comstock Portfolio --
  Class II Shares*.................      0.56%            0.25%           0.03%         0.84%          --            0.84%
VARIABLE INSURANCE PRODUCTS FUND
  VIP Asset ManagerSM Portfolio --
  Initial Class....................      0.52%              --            0.12%         0.64%          --            0.64%
  VIP Contrafund(R) Portfolio --
  Service Class 2 *................      0.57%            0.25%           0.09%         0.91%          --            0.91%
  VIP Equity Income Portfolio --
  Initial Class....................      0.47%              --            0.09%         0.56%          --            0.56%
  VIP Growth Portfolio -- Initial
  Class............................      0.57%              --            0.10%         0.67%          --            0.67%
  VIP High Income Portfolio --
  Initial Class +..................      0.57%              --            0.13%         0.70%          --            0.70%
  VIP Mid Cap Portfolio -- Service
  Class 2 *........................      0.57%            0.25%           0.12%         0.94%          --            0.94%

                                                                                                                 NET TOTAL
                                                                                                                  ANNUAL
                                                                                                                 OPERATING
                                        DISTRIBUTION                            CONTRACTUAL                      EXPENSES
                                           AND/OR                                  FEE          NET TOTAL      INCLUDING NET
METROPOLITAN SERIES                       SERVICE                 TOTAL ANNUAL    WAIVER          ANNUAL        EXPENSES OF
FUND, INC. -- ASSET         MANAGEMENT    (12b-1)        OTHER     OPERATING   AND/OR EXPENSE    OPERATING      UNDERLYING
ALLOCATION PORTFOLIOS          FEE          FEES        EXPENSES   EXPENSES    REIMBURSEMENT     EXPENSES**     PORTFOLIOS
---------------------      ------------ -------------  ---------- ------------ ---------------  ------------- ----------------
  MetLife Conservative
  Allocation Portfolio --
  Class B*................    0.10%         0.25%         0.95%       1.30%         0.95%           0.35%            0.98%(a)(b)
  MetLife Conservative
  to Moderate Allocation
  Portfolio -- Class B*...    0.10%         0.25%         0.31%       0.66%         0.31%           0.35%            1.00%(a)(b)
  MetLife Moderate
  Allocation Portfolio --
  Class B*................    0.10%         0.25%         0.19%       0.54%         0.19%           0.35%            1.04%(a)(b)
  MetLife Moderate to
  Aggressive Allocation
  Portfolio -- Class B*...    0.10%         0.25%         0.24%       0.59%         0.24%           0.35%            1.06%(a)(b)
  MetLife Aggressive
  Allocation Portfolio --
  Class B*................    0.10%         0.25%         1.66%       2.01%         1.66%           0.35%            1.07%(a)(b)

MET INVESTORS SERIES
TRUST -- ETF PORTFOLIOS
  Cyclical Growth and
  Income ETF Portfolio --
  Class B*................    0.45%         0.25%         3.03%       3.73%         2.93%           0.80%            1.13%(c)(d)
  Cyclical Growth ETF
  Portfolio -- Class B*...    0.45%         0.25%         1.89%       2.59%         1.79%           0.80%            1.18%(c)(d)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+    Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate as 0.25% per year.

(2) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission
     (SEC).

(3) The management fee has been restated to reflect a new management fee schedule that become effective on May 1, 2006.

(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.

(6) Met Investors Advisory LLC ("MetLife Investors") and Met Investors Trust have entered into an Expense Limitation Agreement under which MetLife Investors has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 0.65% for the Batterymarch Growth and Income Portfolio, 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed (except with respect to the Batterymarch Growth and Income Portfolio) by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio.

(7)  Expense information in the table has been restated to reflect current fees.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Fund have entered into an expense agreement under which MetLife Advisers will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(11) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.007%.

(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(14) The Management fee in the table has been restated to reflect a new fee schedule that became effective on December 19, 2005.

(15) Fees and expenses for this Portfolio are estimated for the year ended December 31, 2006.

(16) The Management fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(a) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(b) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 0.35% for the MetLife Conservative Allocation Portfolio; 0.35% for the MetLife Conservative to Moderate Allocation Portfolio; 0.35% for the MetLife Moderate Allocation Portfolio; 0.35% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.35% for the MetLife Aggressive Allocation Portfolio.

(c) Each Portfolio was designed on established principles of asset allocation. Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The expenses of the Underlying ETFs and other investment companies are: 0.33% for Cyclical Growth and Income ETF Portfolio, and 0.38% for the Cyclical Growth ETF Portfolio. The expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying ETFs or other investment company for the year ended December 31, 2005 (or in the case of Vanguard(R) U.S. Sector Index Funds, for the fiscal year ended August 31, 2005) according to such Underlying ETFs' and other investment companies' allocation targets in place as of December 31, 2005. See the prospectus for the portfolios for a description of the allocation targets for each portfolio.

(d) Met Investors Advisory LLC and Met Investors Trust have entered into an Expense Limitation Agreement under which MetLife Investors has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 0.80% for the Cyclical Growth ETF Portfolio and 0.80% for the Cyclical Growth and Income ETF Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.

EXAMPLES

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

The examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have not elected any asset allocation program.

                                                IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- -----------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------                             -------- --------- --------- ----------- -------- ---------- ---------- ----------
Underlying Fund with Maximum Total Annual
   Operating Expenses......................  $1,082    $2,230    $3,355     $5,575     $ 582    $1,730     $2,855     $5,575
Underlying Fund with Minimum Total Annual
   Operating Expenses......................  $  668    $1,020    $1,395     $1,947     $ 168    $  520     $  895     $1,947

EXAMPLE 2 -- This example assumes that you have elected the MAPP program at the maximum fee. Under the MAPP program, you choose to enter into a separate investment advisory agreement with Tower Square for the purpose of receiving asset allocation advice. The program is not a part of the Contract issued by the Company.

                                                IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- -----------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------                             -------- --------- --------- ----------- -------- ---------- ---------- ----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................  $1,159    $2,443    $3,682     $6,094     $ 659    $1,943     $3,182     $6,094
Underlying Fund with Minimum Total Annual
Operating Expenses.........................  $  748    $1,262    $1,802     $2,773     $ 248    $  762     $1,302     $2,773


EXAMPLE 3 -- This example assumes that you have elected the CHART program at the maximum fee. Under the CHART program, you choose to enter into a separate investment advisory agreement with MIFS for the purpose of receiving asset allocation advice. The example assumes that your Contract Value is allocated to the most expensive and least expensive Underlying Funds; however, under the program, your Contract Value is currently allocated amongst four Underlying Funds, each of which is substantially less expensive than the example reflecting the maximum total operating expenses. The program is not part of the Contract issued by the Company.

                                                IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- -----------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------                             -------- --------- --------- ----------- -------- ---------- ---------- ----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................  $1,202    $2,561    $3,860     $6,367     $ 702    $2,061     $3,360     $6,367
Underlying Fund with Minimum Total Annual
Operating Expenses.........................  $  793    $1,396    $2,024     $3,206     $ 293    $  896     $1,524     $3,206

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Universal Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. If this Contract is purchased through a Qualified Plan, the maximum age is 70 1/2.

Purchase of this Contract through a tax-qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your personal tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-233-3591.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. Minimum Purchase Payment amounts are:

     o    IRAs: $1,000

     o other tax-qualified retirement plans: $20 per participant (subject to plan requirements)

     o non-qualified Contracts: $1,000; minimum of $100 for subsequent payment

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments received in good order within one business day, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and may be in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) and MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of the assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the investment management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts"). The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution, LLC (formerly, Travelers Distribution LLC). These payments decrease the Underlying Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-233-3591 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

                FUNDING                                 INVESTMENT                                INVESTMENT
                OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------  ----------------------------------------   -------------------------------------
DREYFUS STOCK INDEX FUND, INC. --         Seeks to match the total return of the     The Dreyfus Corporation
INITIAL SHARES                            S&P 500 Index.                             Subadviser: Mellon Equity
                                                                                     Associates, LLP
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment            Seeks capital growth.                      The Dreyfus Corporation
   Fund Developing Leaders Portfolio --
   Initial Shares
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.            Franklin Advisers, Inc.
     Securities Fund -- Class 2+
   Templeton Developing Markets           Seeks long-term capital appreciation.      Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund --   Seeks long-term capital growth.            Templeton Investment Counsel, LLC
     Class 2                                                                         Subadviser:  Franklin Templeton
                                                                                     Investment Management Limited
   Templeton Global Asset Allocation      Seeks high total return.                   Templeton Investment Counsel, LLC
     Fund -- Class 1
JANUS ASPEN SERIES
   International Growth Portfolio --      Seeks long-term growth of capital.         Janus Capital Management LLC
     Service Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.      Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS I,  INC.
   Legg Mason Partners Variable All       Seeks capital appreciation.                Salomon Brothers Asset Management Inc.
     Cap Portfolio+*
   Legg Mason Partners Variable           Seeks long-term growth of capital,         Salomon Brothers Asset Management Inc.
     Investors Portfolio                  with growth of current income as a
                                          secondary objective.
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.         Salomon Brothers Asset Management Inc.
     Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS II
   Legg Mason Partners Variable           Seeks long-term appreciation of            Smith Barney Fund Management LLC
     Appreciation Portfolio               capital.
   Legg Mason Partners Variable           Seeks long-term capital growth with        Smith Barney Fund Management LLC
     Fundamental Value Portfolio          current income is a secondary
                                          objective.
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks high current income and to limit     Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio     the degree of fluctuation of its net
                                          asset value resulting from movements
                                          in interest rates.
   Legg Mason Partners Variable           Seeks long-term capital appreciation.      Smith Barney Fund Management LLC
     Aggressive Growth Portfolio

                FUNDING                                 INVESTMENT                                INVESTMENT
                OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------  ----------------------------------------   -------------------------------------
   Legg Mason Partners Variable           Seeks total return on assets from          Smith Barney Fund Management LLC
     International All Cap Growth         growth of capital and income.
     Portfolio+*
   Legg Mason Partners Variable Large     Seeks long-term growth of capita with      Smith Barney Fund Management LLC
     Cap Growth Portfolio                 current income as a secondary
                                          objective.
   Legg Mason Partners Variable Large     Seeks long-term growth of capital with     Smith Barney Fund Management LLC
     Cap Value Portfolio+*                current income as a secondary
                                          objective.
   Legg Mason Partners Variable Social    Seeks long-term capital appreciation       Smith Barney Fund Management LLC
     Awareness Stock Portfolio            and retention of net investment
                                          income.
MET INVESTORS SERIES TRUST
   Batterymarch Growth and Income         Seeks long-term accumulation of            Met Investors Advisory LLC
     Portfolio -- Class A                 principal through capital appreciation     Subadviser:  Batterymarch Financial
                                          and retention of net investment income.    Management, Inc.
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                   Met Investors Advisory LLC
     Portfolio -- Class A                                                            Subadviser:  Batterymarch Financial
                                                                                     Management, Inc.
   Cyclical Growth and Income ETF         Seeks growth of capital and income.        Met Investors Advisory LLC
     Portfolio -- Class B                                                            Subadviser:  Gallatin Asset
                                                                                     Management, Inc.
   Cyclical Growth ETF Portfolio --       Seeks growth of capital.                   Met Investors Advisory LLC
     Class B                                                                         Subadviser:  Gallatin Asset
                                                                                     Management, Inc.
   Dreman Small-Cap Value Portfolio --    Seeks capital appreciation.                Met Investors Advisory LLC
     Class A                                                                         Subadviser:  Dreman Value
                                                                                     Management, L.L.C.
   Harris Oakmark International           Seeks long-term capital appreciation.      Met Investors Advisory LLC
     Portfolio -- Class A                                                            Subadviser:  Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                Met Investors Advisory LLC
     Portfolio -- Class A                                                            Subadviser:  Janus Capital
                                                                                     Management LLC
   Legg Mason Partners Managed Assets     Seeks high total return.                   Met Investors Advisory LLC
     Portfolio -- Class A                                                            Subadvisers:  Legg Mason Capital
                                                                                     Management, Inc.
   Lord Abbett Bond Debenture             Seeks high current income and the          Met Investors Advisory LLC
     Portfolio -- Class A                 opportunity for capital appreciation       Lord, Abbett & Co. LLC
                                          to produce a high total return.
   Lord Abbett Growth and Income          Seeks growth of capital and income         Met Investors Advisory LLC
     Portfolio -- Class B                 without excessive fluctuation in           Subadviser:  Lord Abbett  & Co. LLC
                                          market value.
   Mercury Large-Cap Core                 Seeks long-term capital growth.            Met Investors Advisory LLC
   Portfolio -- Class A                                                              Subadviser:  Merrill Lynch
                                                                                     Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                Met Investors Advisory LLC
   Portfolio -- Class A                                                              Subadviser:  A I M  Capital
                                                                                     Management Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.         Met Investors Advisory LLC
     -- Class A                                                                      Subadviser:  AIM Capital
                                                                                     Management, Inc.
   MFS(R) Value Portfolio -- Class A      Seeks capital appreciation and             Met Investors Advisory LLC
                                          reasonable income.                         Subadviser:  Massachusetts
                                                                                     Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through      Met Investors Advisory LLC
    Portfolio -- Class A                  investment in real estate securities,      Subadviser:  Neuberger Berman
                                          emphasizing both capital appreciation      Management, Inc.
                                          and current income.
   Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital        Met Investors Advisory LLC
                                          growth.                                    Subadviser:  Pioneer Investment
                                                                                     Management, Inc.
   Pioneer Mid-Cap Value Portfolio --     Seeks capital appreciation.                Met Investors Advisory LLC
     Class A                                                                         Subadviser:  Pioneer Investment
                                                                                     Management, Inc.

                FUNDING                                 INVESTMENT                                INVESTMENT
                OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------  ----------------------------------------   -------------------------------------
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.      Met Investors Advisory LLC
     -- Class A                                                                      Subadviser:  Pioneer Investment
                                                                                     Management, Inc.
METLIFE INVESTMENT FUNDS, INC.
   MetLife Investment Diversified Bond    Seeks maximum long-term total return       MetLife Investment Funds Management
     Fund                                 (capital appreciation and income) by       LLC
                                          investing primarily in fixed income        Subadviser: Western Asset
                                          securities.                                Management Company; Wellington
                                                                                     Management Company LLP; SSgA Funds
                                                                                     Management, Inc.
   MetLife Investment International       Seeks maximum long-term total return       MetLife Investment Funds Management
     Stock Fund                           (capital appreciation and income) by       LLC
                                          investing primarily in common stocks       Subadviser: AllianceBernstein L.P.;
                                          of established non-U.S. companies.         Oechsle International Advisors LLC;
                                                                                     and SSgA Funds Management, Inc.
   MetLife Investment Large Company       Seeks to provide maximum long-term         MetLife Investment Funds Management
     Stock Fund                           total return (capital appreciation and     LLC
                                          income) by investing in common stocks      Subadviser: Wellington Management
                                          of well established companies.             Company; Smith Barney Fund
                                                                                     Management LLC, and SSgA Funds
                                                                                     Management, Inc.
   MetLife Investment Small Company       Seeks to provide maximum long-term         MetLife Investment Funds Management
     Stock Fund                           total return(capital appreciation and      LLC
                                          income) by investing primarily in          Subadviser: Delaware Management
                                          common stocks of small companies.          Company; OFI Institutional Asset
                                                                                     Management, Inc.; and SSgA Funds
                                                                                     Management, Inc.
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class D                                                            Subadviser:  BlackRock Advisers,
                                                                                     Inc. ("BlackRock")
   BlackRock Bond Income Portfolio --     Seeks competitive total return             MetLife Advisers, LLC
     Class A                              primarily from investing in                Subadviser:  BlackRock Advisers,
                                          fixed-income securities.                   Inc.
   BlackRock Money Market Portfolio --    Seeks a high level of current income       MetLife Advisers
     Class A                              consistent with preservation of            Subadviser:  BlackRock Advisers,
                                          capital.                                   Inc.
   FI Large Cap Portfolio -- Class A      Seeks long-term growth of capital.         MetLife Advisers, LLC
                                                                                     Subadviser:  Fidelity Management &
                                                                                     Research Company
   MetLife Aggressive Allocation          Seeks growth of capital.                   MetLife Advisers, LLC
     Portfolio -- Class B
   MetLife Conservative Allocation        Seeks high level of current income,        MetLife Advisers, LLC
     Portfolio -- Class B                 with growth of capital as a secondary
                                          objective.
   MetLife Conservative to Moderate       Seeks high total return in the form of     MetLife Advisers, LLC
     Allocation Portfolio -- Class B      income and growth of capital, with a
                                          greater emphasis on income.
   MetLife Mid Cap Stock Index            Seeks to equal the performance of the      MetLife Advisers, LLC
     Portfolio -- Class A+*               Standard & Poor's(R) MidCap 400            Subadviser:  Metropolitan Life
                                          Composite Stock Price Index.               Insurance Company
   MetLife Moderate Allocation            Seeks a balance between a high level       MetLife Advisers, LLC
     Portfolio -- Class B                 of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
   MetLife Moderate to Aggressive         Seeks growth of capital.                   MetLife Advisers, LLC
     Allocation Portfolio -- Class B
   MetLife Stock Index Portfolio --       Seeks to equal the performance of the      MetLife Advisers, LLC
   Class A+                               Standard & Poor's(R) 500 Composite Stock   Subadviser:  Metropolitan Life
                                          Price Index.                               Insurance Company
   MFS(R) Total Return Portfolio --       Seeks a favorable total return through     MetLife Advisers, LLC
     Class F+                             investment in a diversified portfolio.     Subadviser:  Massachusetts
                                                                                     Financial Services Company
   Oppenheimer Global Equity Portfolio    Seeks capital appreciation.                MetLife Advisers, LLC
     -- Class A+                                                                     Subadviser:  OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth         Seeks long-term growth of capital and,     MetLife Advisers, LLC
     Portfolio -- Class B+*               secondarily, dividend income.              Subadviser:  T. Rowe Price
                                                                                     Associates, Inc.

                FUNDING                                 INVESTMENT                                INVESTMENT
                OPTION                                  OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------  ----------------------------------------   -------------------------------------
   Western Asset Management High Yield    Seeks high current income.                 MetLife Advisers, LLC
     Bond Portfolio -- Class B                                                       Subadviser:  Western Asset
                                                                                     Management Company
   Western Asset Management Strategic     Seeks to maximize total return             MetLife Advisers, LLC
     Bond Opportunities                   consistent with preservation of            Subadviser:  Western Asset
     Portfolio -- Class A+*               capital.                                   Management Company
   Western Asset Management U.S.          Seeks to maximize total return             MetLife Advisers, LLC
     Government Portfolio -- Class A      consistent with preservation of            Subadviser:  Western Asset
                                          capital and maintenance of liquidity.      Management Company
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum real return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of real capital and      Company LLC
                                          prudent investment management.
   Total Return Portfolio --              Seeks maximum total return, consistent     Pacific Investment Management
     Administrative Class                 with preservation of capital and           Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity         Seeks capital appreciation.                Putnam Investment Management LLC
     Fund -- Class IB+
   Putnam VT Small Cap Value Fund --      Seeks capital appreciation.                Putnam Investment Management LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Van Kampen Life Investment Trust       Seeks capital growth and income            Van Kampen Asset Management Inc.
     Comstock Portfolio -- Class II       through investments in equity
                                          securities, including common stocks,
                                          preferred stocks, and convertible
                                          securities into comment and preferred
                                          stocks.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Asset Manager(SM) Portfolio --     Seeks to obtain high total return with     Fidelity Management & Research Company
     Initial Class                        reduced risk over the long-term by
                                          allocating its assets among stocks,
                                          bonds and short-term instruments.
   VIP Contrafund(R) Portfolio  --        Seeks long-term capital appreciation.      Fidelity Management & Research Company
     Service Class 2
   VIP Equity-Income Portfolio --         Seeks reasonable income.  The fund         Fidelity Management & Research Company
     Initial Class                        will also consider the potential for
                                          capital appreciation.  The fund's goal
                                          is to achieve a yield which exceeds
                                          the composite yield on the securities
                                          comprising the Standard & Poor's  500
                                          Index.
   VIP Growth Portfolio -- Initial Class  Seeks to achieve capital appreciation.     Fidelity Management & Research Company
   VIP High Income Portfolio -- Initial   Seeks a high level of current income       Fidelity Management & Research Company
     Class+                               while also considering growth of
                                          capital.
   VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.         Fidelity Management & Research Company
     Class 2

--------------
+    Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see Appendix D for more information.

ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

EXCHANGE-TRADED FUNDS PORTFOLIOS

The Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio are asset allocation portfolios and "funds of funds" which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these portfolios invest.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please see Appendix B for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts;

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

     o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     o    administration of the annuity options available under the Contracts;
          and

     o    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     o sales and marketing expenses including commission payments to your sales agent; and

     o    other costs of doing business.

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     o that the amount of the death benefit will be greater than the Contract Value; and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which purchase payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a Purchase Payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from Purchase Payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first ("first in, first out"). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn.

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

     (a)  any Purchase Payments to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then

     (c) any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally

     (d)  from any Contract earnings

Unless we receive instructions to the contrary, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     o    from death proceeds

     o after the first Contract Year, upon election of an annuity payout (based upon life expectancy) or due to minimum distribution requirements

The withdrawal charge will be waived if:

     o    an annuity payout is begun after the first Contract Year

     o an income option of at least five years' duration (without right of withdrawal) is begun after the first Contract year

     o the participant under a group Contract or Annuitant under an individual Contract dies

     o the participant under a group Contract or Annuitant under an individual Contract becomes disabled (as defined by the Internal Revenue Service) subsequent to purchase of the Contract

     o the participant under a group Contract, or Annuitant under an individual Contract, under a tax-deferred annuity plan (403(b) plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the Contract Owner or participant, as provided in the plan

     o the participant under a group Contract, or Annuitant under an individual Contract, under an IRA plan reaches age 70 1/2, provided the certificate has been in effect five years or more

     o the participant under a group Contract, or Annuitant under an individual Contract, under a qualified pension or profit-sharing plan (including a 401(k) plan) retires at or after age 59 1/2, provided the certificate or Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those participants under certificates issued before May 1, 1992, the withdrawal charge will also be waived if the participant or Annuitant retires at normal retirement age (as defined by the Plan), provided the certificate or Contract, as applicable has been in effect one year or more)

     o the participant under a Section 457 deferred compensation plan retires and the certificate has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable Internal Revenue Service ("IRS") rules

     o for group Contracts, the participant under a Section 457 deferred compensation plan established by the Deferred Compensation Board of the state of New York or a "public employer" in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The withdrawal charge will also be waived for such a plan at the termination date specified in the Contract or

     o for group Contracts, the participant under a pension or profit-sharing plan, including a 401(k) plan, Section 457 deferred compensation plan, or a tax deferred annuity plan (403(b) plan) that is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") retires at normal retirement age (as defined by the plan) or terminates employment, provided that the Contract Owner purchases this Contract in conjunction with a group unallocated flexible annuity contract issued by the Company

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the cash value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to all withdrawals. We reserve the right to not permit the provision on a full surrender.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGE

We deduct a semiannual Contract administrative charge of $15 in June and December of each year for each individual account maintained. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. This charge does not apply after an annuity payout has begun. This charge will not be deducted from amounts held in the Fixed Account.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a charge of 5% of the amounts withdrawn for the first five years following the initial Purchase Payment. Starting in year six, the variable liquidity benefit charge is zero. This charge is not assessed during the accumulation phase. (Please refer to "Payment Options" for a description of this benefit.)

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

CHART ASSET ALLOCATION PROGRAM FEE

If you are a participant in the CHART Program, there is an additional fee. Please see the "CHART Asset Allocation Program" sub-section under the section "Asset Allocation Services" in this prospectus.

MAPP ASSET ALLOCATION PROGRAM FEE

If you are a participant in the MAPP Program, there is an additional fee. Please see sub-section entitled "Managed Advisory Portfolio ("MAPP") Asset Allocation Program" under the section "Asset Allocation Services" in this prospectus.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Transfers from the Fixed Account are subject to restrictions described in Appendix B.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield Underlying Funds (i.e., Dreyfus Variable Investment Fund Developing Leaders Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Assets Allocation Fund, Janus Aspen International Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, MetLife Investment International Stock Fund, MetLife Investment Small Company Stock Fund, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, and VIP High Income Portfolio, the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instruction of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     o reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under the rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners; and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase

Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                            ASSET ALLOCATION SERVICES
--------------------------------------------------------------------------------

GENERAL

Asset allocation is a method of investment diversification that allocates assets among asset classes with the goal of managing investment risk and potentially enhancing returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks/equities, bonds/ fixed income, and cash equivalents. There are often further divisions among wider asset classes, for example, classes representing company size (large cap, mid cap, and small cap), and classes representing foreign and U.S. investments.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility over the long term. THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN AN ASSET ALLOCATION PROGRAM -- INVESTMENTS MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

THE ASSET ALLOCATION PROGRAM DESCRIBED BELOW IS NOT A PART OF THE CONTRACT ISSUED BY THE COMPANY. THE COMPANY IS NOT REGISTERED AS AN INVESTMENT ADVISER, AND IS NOT OFFERING INVESTMENT ADVICE IN MAKING AVAILABLE THE ASSET ALLOCATION PROGRAM.

CHART ASSET ALLOCATION PROGRAM

Effective February 1, 2006, the CHART Asset Allocation Program is closed to new participants. If you enrolled in the program prior to February 1, 2006, you may continue to make additional Purchase Payments into the program. If you cancel your enrollment in the program, you may not re-enroll.

An affiliate of the Company, MIFS, offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called "CHART", is available for an additional asset-based fee that is payable by the participant to MIFS for offering the program. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with MIFS. MIFS has a fiduciary obligation with respect to program participants.

Metropolitan Life Insurance Company, a broker-dealer and affiliate of MIFS, may receive compensation payable by the Company for selling the Contract to your plan and for additional contributions made by plan participants. MIFS entered into a Solicitation Agreement with MetLife Securities, Inc., a broker-dealer affiliate of both the

Company and Metropolitan Life Insurance Company, whereby MetLife Securities, Inc. is compensated by MIFS for referring participants who enter into investment advisory agreements with MIFS to participate in CHART. MIFS, Metropolitan Life Insurance Company and MetLife Securities, Inc. are all affiliates of the Company.

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE CHART PROGRAM -- A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE:
THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT MIFS'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT MIFS IS REQUIRED TO PROVIDE TO YOU.

Participants who enter into an investment advisory agreement with MIFS to participate in the program are authorizing MIFS to allocate their Contract Value according to asset allocation models developed in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. When electing the program, a program participant must complete a questionnaire designed to evaluate his or her risk tolerance and investment time horizon. Based on the results of the questionnaire, participants are matched to an investor profile. Each investor profile establishes allocation percentages among four "program funds", each of which is a Variable Funding Option offered under the Contract. Currently, the program funds are MetLife Investment International Stock Fund (formerly, CitiStreet International Stock Fund), MetLife Investment Small Company Stock Fund (formerly, CitiStreet Small Company Stock Fund), MetLife Investment Large Company Stock Fund (formerly, CitiStreet Large Company Stock
Fund) and MetLife Investment Diversified Bond Fund (formerly, CitiStreet Diversified Bond Fund). Each of the program funds is advised by MetLife Investment Funds LLC (formerly, CitiStreet Funds Management LLC), an affiliate of MIFS.

Periodically, MIFS reviews its investment model and each investor profile, and may make changes to the allocation percentages between the asset classes of the investor profiles, may change the number of asset classes, or may change the program funds. If, as a result of such review, a change is made to an investor profile, MIFS will notify program participants in advance of the change, and the participant will have the opportunity to reject the change.

At any time, a program participant can request a change to his or her investor profile or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. Program participants are encouraged to regularly reconsider their investor profile or allocation by calling MIFS at the phone number provided in the investor advisory agreement for a review. Program participants are encouraged to do this at least once a year. In addition, program participants will receive a quarterly performance report from the Company that provides information about the Variable Funding Options.

Program participants who elect to participate in CHART are required to only allocate their Contract Value amongst the program funds. A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio or a customized portfolio.

PROGRAM FEES -- DEDUCTIONS FROM CONTRACT VALUE

MIFS charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.

         CONTRACT VALUE                 MAXIMUM ANNUAL FEE FOR CHART PROGRAM
----------------------------------   -------------------------------------------
          $0 -- $25,000                                 1.00%
       $25,000 -- $50,000                               0.75%
       $50,000 -- $75,000                               0.50%
       $75,000 -- $100,000                              0.35%
      $100,000 -- $150,000                              0.25%
      $250,000 -- $500,000                              0.15%
           $500,000 +                                   0.10%

Please refer to the disclosure statement for the program for a detailed description of how and when the annual program fee is calculated and when it is deducted.

The annual fee to participate in the program is in addition to any Contract fees and charges. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals. PLEASE CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DISCUSS THE PROGRAM.

MANAGED ADVISORY PORTFOLIO PROGRAM ("MAPP") ASSET ALLOCATION PROGRAM

Effective May 1, 2006, the Managed Advisory Portfolio Program (the "program" or "MAPP") is closed to new qualified retirement plans. Participants who enrolled prior to May 1, 2006, may continue to make Purchase Payments into the program and participants in qualified retirement plans in which MAPP is available on May 1, 2006, may continue to enroll into the program. Effective July 1, 2006, MAPP will be closed to new participants in qualified retirement plans in which MAPP is available. Participants who enrolled in the program prior to July 1, 2006, may continue to make additional Purchase Payments into the program. Participants who cancel enrollment in the program may not re-enroll.

An affiliate of the Company, Tower Square Securities Inc. ("Tower Square"), offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called Managed Advisory Portfolio Program (the "program"), is available for an additional asset-based fee that is payable by the participant to Tower Square for offering the program. These payments are in addition to any compensation payable by the Company to Tower Square for selling the Contract. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with Tower Square. Tower Square has a fiduciary obligation with respect to program participants. Tower Square may not offer the program to all purchasers of the Contract.

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE MANAGED ADVISORY PORTFOLIO PROGRAM -- A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE: THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT TOWER SQUARE'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT TOWER SQUARE IS REQUIRED TO PROVIDE TO YOU.

Program participants must allocate their Contract Value according to one of six model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create the program. When electing the program, a program participant must complete a standardized questionnaire. Based on the results of the questionnaire, one of the six model portfolios is matched to the program participant based on his or her risk tolerance and investment time horizon. The program participant selects from the six model portfolios, and may select a model portfolio that is different than the recommended model portfolio.

Each model portfolio has different allocation percentages within each asset class, and is intended for a specific type of investor, from highly aggressive to very conservative. Each model portfolio identifies one or more Variable Funding Options offered under the Contract that correspond to each asset class within the model portfolio. A program participant will have his or her Contract Value allocated among the Variable Funding Options according to the applicable asset class weightings within the model portfolio elected.

At least annually, Standard & Poor's reviews the model portfolios and may make appropriate changes to the allocation percentages within the asset classes of the model portfolios and the recommended Variable Funding Options. If, as a result of such review, a change is made to a model portfolio, Tower Square will notify program participants in advance of the change, and the participant will have the opportunity to reject the change. At any time, a program participant can request a change to his or her model portfolio or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. Tower Square representatives will make reasonable efforts to contact program participants at least annually to discuss any adjustments to the models and to determine whether the participant's investment objectives have changed. In addition, program participants will receive a quarterly performance report from the Company that provides information about the Variable Funding Options.

A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio.

A program participant must allocate 100% of his or her Contract Value to the Variable Funding Options under the model portfolio they have chosen.

PROGRAM FEES -- DEDUCTIONS FROM CONTRACT VALUE

Tower Square charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.

                                                            MAXIMUM ANNUAL FEE FOR MANAGED ADVISORY
CONTRACT VALUE EQUAL TO OR GREATER THAN   BUT LESS THAN                PORTFOLIO PROGRAM
---------------------------------------- ----------------- -------------------------------------------
                  $0                         $25,000                         0.80%
                $25,000                      $50,000                         0.65%
                $50,000                      $75,000                         0.50%
                $75,000                      $100,000                        0.35%
               $100,000+                                                     0.20%

The annual fee to participate in the program is in addition to any Contract fees and charges. Alternative fees may be negotiated by the qualified retirement plan and applied to all participants who elect the program. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals.

PLEASE CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DISCUSS THE PROGRAM.

The Company is not the sponsor of the asset allocation program described above. However, the Company has agreed to facilitate administration and the collection and payment of investment advisory fees payable to Tower Square under the terms of the advisory agreement that it enters into with participants.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Under a group Contract, before a participant's Maturity Date, we will pay all or any portion of that participant's Cash Surrender Value, that is, the cash value less any withdrawal charge and any premium tax not previously deducted, to the owner or participant, as provided in the plan. A group Contract Owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.

Under an individual Contract, the Contract Owner may redeem all or any portion of the Cash Surrender Value any time before the Maturity Date. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The Cash Surrender Value will be determined as of the business day after we receive the surrender request at our Home Office. The cash value may be more or less than the Purchase Payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix C for additional information).

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect this option, you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to Federal income taxes on the taxable portion. In addition, a 10% Federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH PROCEEDS BEFORE THE MATURITY DATE

The following death benefit applies to all Contracts that include a death benefit. We calculate the death benefit amount as of the date our Home Office receives proof of death. All amounts will be reduced by any outstanding loans, prior withdrawals and any premium taxes due.

                    INDIVIDUAL CONTRACT                                                GROUP CONTRACT
-------------------------------------------------------------     ----------------------------------------------------------
IF ANNUITANT DIES ON OR AFTER AGE 75, AND BEFORE THE              IF PARTICIPANT DIES ON OR AFTER AGE 75, AND BEFORE THE
MATURITY DATE:                                                    MATURITY DATE:

Amount paid: the cash value of the Contract                       Amount paid: the participant's interest under the
                                                                  Contract


                    INDIVIDUAL CONTRACT                                                GROUP CONTRACT
-------------------------------------------------------------     ----------------------------------------------------------
IF ANNUITANT DIES BEFORE AGE 75, AND BEFORE THE                   IF PARTICIPANT DIES BEFORE AGE 75, AND BEFORE THE
MATURITY DATE:                                                    MATURITY DATE:

Amount paid: the greater of (1),(2) or (3) below:                 Amount paid: the greatest of (1), (2) or (3) below:

(1) the cash value                                                (1) the participant's interest

(2) total Purchase Payments                                       (2) the total Purchase Payments made on behalf of the
                                                                  participant

(3) the cash value on the most recent 5(th) multiple              (3) the participant's interest on the most recent 5(th)
Contract year anniversary (i.e., 5(th), 10(th), 15(th), etc.)     multiple Certificate year anniversary (i.e., 5(th), 10(th),
less any withdrawals made since that  anniversary before we       15(th), etc.) less any withdrawals made since that anniversary
receive Due Proof of Death.                                       before we receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE,            THE COMPANY WILL PAY                                                 MANDATORY PAYOUT
 UPON THE DEATH OF THE                  THE PROCEEDS TO:         UNLESS. . .                                 RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE               The beneficiary(ies),       Unless the beneficiary elects to         Yes
ANNUITANT)                          or if none, to the          continue the Contract rather than
                                    Contract Owner's            receive the distribution.
                                    estate.
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary(ies),       Unless the beneficiary elects to         Yes
                                    or if none, to the          continue the Contract rather than
                                    Contract Owner's            receive the distribution.
                                    estate.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE           The beneficiary(ies),       Unless the beneficiary elects to         Yes
CONTRACT OWNER)                     or if none, to the          continue the Contract rather than
                                    Contract Owner.             receive the distribution.


-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner                                                  Yes
OWNER)                              who is the Annuitant"
                                    above.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE,            THE COMPANY WILL PAY                                                 MANDATORY PAYOUT
 UPON THE DEATH OF THE                  THE PROCEEDS TO:         UNLESS. . .                                 RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary(ies)                                                 Yes (Death of
NONNATURAL ENTITY/TRUST)            (e.g. the trust) or if                                               Annuitant is
                                    none, to the owner.                                                  treated as death
                                                                                                         of the owner in
                                                                                                         these
                                                                                                         circumstances.)
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
-------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE,            THE COMPANY WILL PAY                                                 MANDATORY PAYOUT
 UPON THE DEATH OF THE                  THE PROCEEDS TO:         UNLESS. . .                                 RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                     The beneficiary(ies),        Unless the beneficiary elects to        Yes
                                    or if none, to the           continue the Contract rather than
                                    Contract Owner's estate.     receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
-------------------------------------------------------------------------------------------------------------------------------

-------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the time we receive Due Proof of Death ("Death Report Date"). The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump-sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are a series of periodic payments for a fixed period or a fixed amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for non-qualified Contracts or ten years after the effective date of the Contract, if later. This requirement may be changed by us. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of Federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.5%. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.5%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3.5%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3.5%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified

Contracts, Annuity Option 5 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $20, we reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner/participant.

ANNUITY OPTIONS

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the person on whose life the payments are based, terminating with the last payment preceding death. While this option offers the maximum periodic payment, there is no assurance of a minimum number of payments, nor is there a provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as selected, payments will be continued during the remainder of the period to the beneficiary designated. The beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the annuity began.

Option 3 -- Unit Refund Life Annuity. The Company will make Annuity Payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the beneficiary will receive in one sum the current dollar value of the number of Annuity Units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment, and (b) is the product of the number of the Annuity Units represented by each payment and the number of payments made.

Option 4 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make Annuity Payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

Option 5 -- Joint and Last Survivor Life Annuity -- Annuity Reduces on Death of Primary Payee. The Company will make Annuity Payments during the lifetime of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments that would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Income payments are periodic payments made by the Company that are not based on the life of any person.

The Cash Surrender Value used to determine the amount of any income payment will be calculated as of 14 days before the date an income payment is due and will be determined on the same basis as the Cash Surrender Value during the accumulation phase, including the deduction for mortality and expense risks.

While income options do not directly involve mortality risks for the Company, an individual may elect to apply the remaining Cash Surrender Value to provide an annuity at the guaranteed rates even though income payments have been received under an income option. Before an owner or participant makes any income option election, he or she should consult a tax adviser as to any adverse tax consequences the election might have.

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the number of years selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Investment Income. We will make payments for the period agreed on. The amount payable will be equal to the excess, if any, of the Cash Surrender Value under this option over the amount applied under this option. No payment will be made if the Cash Surrender Value is less than the amount applied, and it is possible that no payments would be made for a period of time. Payments under this option are not considered to be Annuity Payments and are taxable in full as ordinary income. (See Federal Tax Considerations.) This option will generally be inappropriate under federal tax law for periods that exceed the participant's attainment of age 70 1/2.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

Generally, there is no right to return for group Contracts/certificates, including Contracts issued under the Texas Optional Retirement Program.

We will determine the cash value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION OF INDIVIDUAL CONTRACT

We reserve the right to terminate the Contract on any business day if the cash value as of that date is less than $500 and no Purchase Payments have been made for at least three years. Termination will not occur until 31 days after we have mailed notice of termination to the Contract Owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash value less any applicable premium tax, and less any applicable administrative charge. In certain states we may be required to pay the Contract Value.

TERMINATION OF GROUP CONTRACT OR ACCOUNT

TERMINATION BY OWNER -- If an owner or a participant terminates an account, in whole or in part, while the Contract remains in effect, and the value of the terminated account is to be either paid in cash to you or to a participant; or transferred to any other funding vehicle, we will pay or transfer the Cash Surrender Value of the terminated account.

If this Contract is terminated, whether or not the plan is terminated, and the owner or the participant, as provided in the plan, elect that values are not to be paid out in cash or transferred, the Company reserves the right to agree to apply a participant's interest either as instructed by the owner or the participant, or under one of the options described under Options in the Event of Termination of a Participant.

TERMINATION BY PARTICIPANT -- If a participant terminates an individual account, in whole or in part, while the Contract remains in effect; and the value of the terminated individual account is to be either paid in cash to the participant or transferred to any other funding vehicle, we will pay or transfer the Cash Surrender Value of the terminated account.

TERMINATION BY THE COMPANY AND TERMINATION AMOUNT -- If the cash value in a participant's individual account is less than the termination amount stated in the Contract, and no premium has been applied to the account for at least three years, we reserve the right to terminate that account, and to move the cash value of that participant's individual account to the owner's account.

If the plan does not allow for this movement to the owner's account, the cash value, less any applicable premium tax not previously deducted, will be paid to that participant or to the owner, as provided in the plan.

We reserve the right to terminate this Contract on any valuation date if:

     o    there is no cash value in any participant's individual account and

     o    the cash value of the owner's account, if any, is less than $500 and

     o    the premium has not been paid for at least three years

If this Contract is terminated, the cash value of the owner's account, if any, less any applicable premium tax not previously deducted will be paid to you.

Termination will not occur until 31 days after we have mailed notice of termination to the group Contract Owner or the participant, as provided in the plan, at the last known address; and to any assignee of record.

OPTIONS IN THE EVENT OF TERMINATION OF A PARTICIPANT -- In the event that, before a participant's Maturity Date, that participant terminates participation in the plan, the owner or that participant, as provided in the plan, with respect to that participant's interest may elect:

     o if that participant is at least 50 years of age, to have that participant's interest applied to provide an annuity option or an income option.

     o if the Contract is continued, to have that participant's interest applied to continue as a paid-up deferred annuity for that participant, (i.e., the cash value remains in the Contract and the annuity becomes payable under the same terms and conditions as the annuity that would have otherwise been payable at the Maturity Date).

     o to have the owner or that participant, as provided in the plan, receive that participant's interest in cash.

     o if that participant becomes a participant under another group Contract of this same type that is in effect with us, to transfer that participant's interest to that group Contract.

     o    to make any other arrangements as may be mutually agreed on.

If this Contract is continued, any cash value to which a terminating participant is not entitled under the plan will be moved to the owner's account.

AUTOMATIC BENEFIT -- In the event of termination, unless otherwise provided in the Plan, a participant's interest will continue as a paid-up deferred annuity in accordance with option 2 above, if this Contract is continued. Or, if this Contract is terminated, will be paid in cash to the owner or to that participant, as provided in the plan.

ANNUITY PAYMENTS -- Termination of this Contract or the plan will not affect payments being made under any annuity option, which began before the date of termination.

DISTRIBUTION FROM ONE ACCOUNT TO ANOTHER ACCOUNT

Under a group Contract, the owner may, as provided for in the plan, distribute the cash value from the owner's account to one or more individual accounts. No distribution will be allowed between individual accounts.

The owner may, as required by and provided for in the plan, move the cash value from any or all individual accounts to the owner's account without a charge.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

CHANGE OF CONTRACT

For group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.

Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the Contract Date, and in no event will changes be made with respect to payments being made by the Company under any annuity option which has commenced prior to the date of change. On and after the fifth anniversary of the Contract Date, the Company reserves the right to change the termination amount (see Termination of Contract or Account), the amount of certain charges and deductions, the calculation of the net investment rate and the unit values, and the annuity tables. Any change in the annuity tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all owners' accounts and individual accounts under the Contract, to only the owners' accounts and individual accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the owner at least 90 days before the date the change is to take effect.

ASSIGNMENT

The participant may not assign his or her rights under a group Contract. The owner may assign his or her rights under an individual or a group Contract if allowed by the plan.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.50% to 5% (6% for the New Jersey ABP) of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.20% to 0.35% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates, Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" and "Distribution of the Contracts" for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers, Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

From time to time, MetLife Associates LLC (formerly, CitiStreet Associates LLC) pays organizations, associations and nonprofit organizations compensation to endorse or sponsor the Company's variable annuity contracts or for access to the organization's members. This compensation may include: the payment of fees, funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. We also retain finders and consultants to introduce MetLife Associates LLC to potential clients and for establishing and maintaining relationships between MetLife Associates LLC and various organizations.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with our view of present applicable law, we will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding subaccounts. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the Underlying Funds in our own right, we may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest in will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the subaccount corresponding to his or her interest.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of the Company to meet its obligations under the Contracts.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT

MetLife Insurance Company of Connecticut sponsors a separate account: MetLife of CT Fund U for Variable Annuities (the "Separate Account" or "MetLife of CT Fund U"). The Separate Account was established on May 16, 1983 and is registered with the SEC as a unit investment trust registered under the Investment Company Act of 1940, as amended. We will invest the Separate Account's assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets for the exclusive benefit of the owners of the Separate Account, according to the laws of the State of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account, are in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. The obligations arising under the variable annuity Contracts are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value.

Shares of the Variable Funding Options are currently sold only to life insurance company Separate Account to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans as permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters may be contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

Under current Federal income tax law, the taxable portion of distribution under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends.

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We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974). If the Contract is subject to the Retirement Equity Act because it is part of a plan subject to ERISA, the participant's spouse has certain rights which may be waived with the written consent of the spouse. Consult your tax advisor.

The rules for state and local income taxes may differ from the Federal income tax rules. Contract Owners and prospective contract owners of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

To the extent permitted under Federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Variable Funding Options to foreign jurisdictions.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants contributing to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

All IRAs, TSAs (ERISA and non-ERISA) ss.457(b), ss.403(a), SEP and SIMPLE plans and 401(a) and 401(k) plans (hereinafter, "Qualified Plans" unless otherwise specified) receive tax deferral under the Code. Although these are no additional tax benefits by funding your Qualified Plan with an annuity, doing so does offer you additional insurance benefits such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

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MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide You with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for You or offer to do so at Your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract to defer the minimum distribution requirements until the end of the year in which the deceased owner would have attained age 70 1/2; or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

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

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

DESIGNATED ROTH ACCOUNTS FOR 403(b) & 401(k) PLANS

Effective January 1, 2006, employers that have established and maintain TSA or 401(k) plans ("collectively the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, on or about May 15, 2006, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract or to a Contract issued under a 401(k) program under the following conditions:

     1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

     4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

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     6.   If permitted under the federal tax law, we may permit both pre-tax contributions under a Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate section 401(k) Contract to accept designated Roth 401(k) contributions.

     7. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

     o The employer must permit contributions under a pre-tax 403(b) or pre-tax 401(k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.

     o Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (age 50+catch-up) as well as contribution limits that apply under the Plan.

     o In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, hardship withdrawals only with respect to contributions, if permitted under the Plan).

     o If the amounts have been held under any Designated Roth Account of a participant for at least five years, and are made on account of death, disability, or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distribution").

     o Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

     o Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution

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occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Partial Annuitizations (if available with your Contract): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the IRS table). However, the IRS may determine that the excludable amount is different from our computation.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

Income payments and amounts received on the exercise of a full withdrawal or partial withdrawal option under your Non-qualified Qualified Income Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or
(b) five years after income payments commence will generally invalidate the exception and subject you to income tax, additional penalties and interest.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Under the Code, withdrawals or income payments from Non-Qualified qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR CERTAIN ASSET ALLOCATION PROGRAMS

Under various asset allocation programs that may be made available to participants in qualified employer retirement plans, note that based on our understanding of the tax law, including various IRS rulings, we do not treat charges for such programs that are paid from the Contract as taxable distributions. Consult your own tax advisor.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

HURRICANE RELIEF

DISTRIBUTIONS: Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

LOANS: Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                   METLIFE OF CT FUND U FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                         SEPARATE ACCOUNT 1.25% 3.5% AIR

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                ------  --------------  ---------------    -------------------
   Dreyfus Stock Index Fund -- Initial Shares (1/92)........   2005        3.057           3.161             135,422,624
                                                               2004        2.797           3.057             143,469,260
                                                               2003        2.207           2.797             149,014,166
                                                               2002        2.878           2.207             153,048,245
                                                               2001        3.319           2.878             164,059,330
                                                               2000        3.704           3.319             167,537,774
                                                               1999        3.110           3.704             168,819,126
                                                               1998        2.456           3.110             147,530,630
                                                               1997        1.870           2.456             109,316,975
                                                               1996        1.546           1.870              66,097,845

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (5/01)...........................................   2005        0.762           0.864               4,520,827
                                                               2004        0.712           0.762               3,707,589
                                                               2003        0.585           0.712               2,865,087
                                                               2002        0.856           0.585               2,555,550
                                                               2001        1.000           0.856                 848,693

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (6/93).......   2005        1.899           1.914             181,005,949
                                                               2004        1.837           1.899             185,980,211
                                                               2003        1.762           1.837             181,300,133
                                                               2002        1.637           1.762             202,596,628
                                                               2001        1.551           1.637             223,788,825
                                                               2000        1.398           1.551             144,750,526
                                                               1999        1.456           1.398             163,821,569
                                                               1998        1.352           1.456             170,066,956
                                                               1997        1.221           1.352             159,728,032
                                                               1996        1.221           1.221             137,075,188

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                ------  --------------  ---------------    -------------------
----------------                                              ------- ---------------- --------------- ---------------------
   CitiStreet International Stock Fund -- Class I (5/93)....   2005        1.862           2.108             109,355,895
                                                               2004        1.641           1.862             120,928,660
                                                               2003        1.278           1.641             133,441,492
                                                               2002        1.666           1.278             157,090,552
                                                               2001        2.147           1.666             157,226,415
                                                               2000        2.364           2.147             124,881,600
                                                               1999        1.806           2.364             147,993,706
                                                               1998        1.592           1.806             161,689,822
                                                               1997        1.534           1.592             143,959,193
                                                               1996        1.274           1.534             121,895,846

   CitiStreet Large Company Stock Fund -- Class I (6/93)....   2005        1.763           1.858             186,731,780
                                                               2004        1.622           1.763             199,732,745
                                                               2003        1.282           1.622             208,253,227
                                                               2002        1.683           1.282             203,063,963
                                                               2001        2.022           1.683             199,593,964
                                                               2000        2.408           2.022             172,083,988
                                                               1999        2.445           2.408             176,542,224
                                                               1998        2.143           2.445             187,872,118
                                                               1997        1.647           2.143             185,895,286
                                                               1996        1.354           1.647             170,552,375

   CitiStreet Small Company Stock Fund -- Class I (5/93)....   2005        2.474           2.620              81,540,187
                                                               2004        2.179           2.474              89,121,953
                                                               2003        1.542           2.179              98,738,316
                                                               2002        2.047           1.542              93,220,050
                                                               2001        2.041           2.047             100,583,198
                                                               2000        1.877           2.041             143,472,873
                                                               1999        1.390           1.877             181,955,240
                                                               1998        1.541           1.390             187,717,148
                                                               1997        1.460           1.541             162,145,977
                                                               1996        1.526           1.460             122,877,399

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03)........   2005        1.643           1.739              13,267,629
                                                               2004        1.266           1.643              11,118,920
                                                               2003        1.000           1.266               4,405,737

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                ------  --------------  ---------------    -------------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/98)............................................   2005        1.240           1.295              50,311,776
                                                               2004        1.127           1.240              52,507,474
                                                               2003        0.867           1.127              50,882,672
                                                               2002        1.085           0.867              47,369,020
                                                               2001        1.171           1.085              38,640,850
                                                               2000        1.046           1.171              30,292,993
                                                               1999        0.860           1.046               8,736,573
                                                               1998        1.000           0.860               4,814,869

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/01)............................................   2005        0.977           1.011               4,143,301
                                                               2004        0.887           0.977               3,983,556
                                                               2003        0.654           0.887               3,060,921
                                                               2002        0.929           0.654               1,397,130
                                                               2001        1.000           0.929                 499,835

   Mutual Shares Securities Fund -- Class 2 Shares (5/03)...   2005        1.335           1.458               7,587,012
                                                               2004        1.200           1.335               3,733,761
                                                               2003        1.000           1.200               1,486,942

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/04)............................................   2005        1.230           1.548               7,796,334
                                                               2004        1.000           1.230                 846,095

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04)  2005        1.153           1.254               4,261,669
                                                               2004        1.000           1.153               1,034,961

   Templeton Global Asset Allocation Fund -- Class 1
   Shares (1/92)............................................   2005        3.301           3.386              47,146,131
                                                               2004        2.883           3.301              50,672,709
                                                               2003        2.207           2.883              53,977,404
                                                               2002        2.331           2.207              59,225,975
                                                               2001        2.615           2.331              67,658,190
                                                               2000        2.640           2.615              76,624,552
                                                               1999        2.176           2.640              88,550,617
                                                               1998        2.070           2.176             105,823,749

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                ------  --------------  ---------------    -------------------
   Templeton Global Asset Allocation Fund -- Class 1 Shares
   (continued)..............................................   1997        1.815           2.070             124,603,105
                                                               1996        1.546           1.815             113,808,987

   Templeton Growth Securities Fund -- Class 1 Shares (1/92)   2005        3.547           3.820              85,582,319
                                                               2004        3.089           3.547              92,327,562
                                                               2003        2.359           3.089              97,403,572
                                                               2002        2.924           2.359             107,999,132
                                                               2001        2.990           2.924             121,148,360
                                                               2000        2.819           2.990             132,342,348
                                                               1999        2.211           2.819             144,148,362
                                                               1998        2.211           2.211             164,479,451
                                                               1997        2.001           2.211             180,875,987
                                                               1996        1.655           2.001             154,614,154

Greenwich Street Series Fund
   Appreciation Portfolio (5/02)............................   2005        1.119           1.152               6,750,878
                                                               2004        1.041           1.119               5,139,040
                                                               2003        0.846           1.041               2,886,552
                                                               2002        1.000           0.846                 876,855

   Fundamental Value Portfolio (5/01).......................   2005        1.048           1.084              38,652,773
                                                               2004        0.981           1.048              38,936,677
                                                               2003        0.716           0.981              30,789,994
                                                               2002        0.921           0.716              21,690,834
                                                               2001        1.000           0.921              10,466,261

Janus Aspen Series
   International Growth Portfolio -- Service Shares (5/01)..   2005        0.952           1.241              10,005,318
                                                               2004        0.812           0.952               5,364,547
                                                               2003        0.611           0.812               3,557,813
                                                               2002        0.834           0.611               1,992,686
                                                               2001        1.000           0.834                 767,684

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.517           1.558               4,950,831
                                                               2004        1.337           1.517               4,056,498
                                                               2003        1.000           1.337               1,896,134

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                ------  --------------  ---------------    -------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05).....   2005        1.000           0.997                 956,277

   Total Return Portfolio -- Administrative Class (5/03)....   2005        1.047           1.060              10,703,938
                                                               2004        1.011           1.047               5,878,579
                                                               2003        1.000           1.011               2,399,897

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.016           1.126               4,078,177
                                                               2004        0.886           1.016               3,868,658
                                                               2003        0.698           0.886               3,592,150
                                                               2002        0.858           0.698               2,779,812
                                                               2001        1.000           0.858                 860,189

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2005        1.620           1.713              36,511,569
                                                               2004        1.300           1.620              33,662,236
                                                               2003        0.879           1.300              27,307,302
                                                               2002        1.090           0.879              23,342,138
                                                               2001        1.000           1.090              11,993,138

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2005        1.027           1.055              24,055,560
                                                               2004        0.960           1.027              26,498,188
                                                               2003        0.699           0.960              23,365,758
                                                               2002        0.945           0.699              16,640,804
                                                               2001        1.000           0.945              11,454,930

   Investors Fund -- Class I (5/01).........................   2005        0.992           1.044               6,818,151
                                                               2004        0.910           0.992               6,899,092
                                                               2003        0.696           0.910               5,708,051
                                                               2002        0.916           0.696               4,408,473
                                                               2001        1.000           0.916               2,700,117

   Small Cap Growth Fund -- Class I (5/01)..................   2005        1.047           1.084               6,017,948
                                                               2004        0.921           1.047               6,387,344
                                                               2003        0.626           0.921               5,518,116
                                                               2002        0.971           0.626               1,495,493
                                                               2001        1.000           0.971                 508,252

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                ------  --------------  ---------------    -------------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/05)................   2005        1.000           1.144                  94,134

   Convertible Securities Portfolio (6/05)..................   2005        1.000           1.035                  37,238

   Disciplined Mid Cap Stock Portfolio (5/98)...............   2005        1.635           1.815              30,211,099
                                                               2004        1.422           1.635              31,509,991
                                                               2003        1.076           1.422              30,484,250
                                                               2002        1.272           1.076              29,242,637
                                                               2001        1.342           1.272              25,278,517
                                                               2000        1.165           1.342              20,156,506
                                                               1999        1.040           1.165               2,428,698
                                                               1998        1.000           1.040               1,388,007

   Large Cap Portfolio (6/05)...............................   2005        1.000           1.080                 147,192

   Mercury Large Cap Core Portfolio (5/05)..................   2005        1.000           1.130                 574,689

   MFS(R) Mid Cap Growth Portfolio (5/01)...................   2005        0.598           0.609              11,492,968
                                                               2004        0.531           0.598              12,782,414
                                                               2003        0.392           0.531              11,787,849
                                                               2002        0.776           0.392               5,435,082
                                                               2001        1.000           0.776               2,867,666

   MFS(R) Total Return Portfolio (2/95).....................   2005        2.457           2.498              45,150,830
                                                               2004        2.232           2.457              42,102,235
                                                               2003        1.940           2.232              39,725,454
                                                               2002        2.073           1.940              37,930,887
                                                               2001        2.099           2.073              31,890,733
                                                               2000        1.822           2.099              24,307,183
                                                               1999        1.798           1.822              23,142,389
                                                               1998        1.630           1.798              22,751,440
                                                               1997        1.362           1.630              14,655,213
                                                               1996        1.205           1.362               7,302,057

   MFS(R) Value Portfolio (5/04)............................   2005        1.123           1.181               5,412,345
                                                               2004        1.000           1.123               1,087,015

   Mondrian International Stock Portfolio (5/04)............   2005        1.142           1.235                 982,369
                                                               2004        1.000           1.142                 447,661

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                ------  --------------  ---------------    -------------------
   Pioneer Fund Portfolio (2/94)............................   2005        1.676           1.755               9,439,078
                                                               2004        1.527           1.676              10,275,849
                                                               2003        1.249           1.527              11,576,990
                                                               2002        1.813           1.249              12,848,343
                                                               2001        2.384           1.813              16,856,879
                                                               2000        1.943           2.384              16,838,824
                                                               1999        1.969           1.943              15,035,212
                                                               1998        1.686           1.969              16,377,929
                                                               1997        1.363           1.686              12,539,047
                                                               1996        1.284           1.363              13,258,249

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.020                 373,899

   Pioneer Strategic Income Portfolio (3/95)................   2005        1.469           1.504               3,088,278
                                                               2004        1.348           1.469                 258,817
                                                               2003        1.348           1.348                      --
                                                               2002        1.289           1.348                      --
                                                               2001        1.252           1.289               5,511,538
                                                               2000        1.273           1.252               5,639,063
                                                               1999        1.275           1.273               6,580,248
                                                               1998        1.282           1.275               7,549,029
                                                               1997        1.206           1.282               5,170,756
                                                               1996        1.128           1.206               2,374,774

   Salomon Brothers Strategic Total Return Bond
   Portfolio (3/95).........................................   2005        1.935           1.955                 587,191
                                                               2004        1.843           1.935                 498,291
                                                               2003        1.646           1.843                 364,923
                                                               2002        1.539           1.646                 274,333
                                                               2001        1.464           1.539                 298,023
                                                               2000        1.403           1.464                 204,663
                                                               1999        1.446           1.403                 193,477
                                                               1998        1.487           1.446                 239,757
                                                               1997        1.402           1.487                 222,251
                                                               1996        1.195           1.402                 242,281

   Strategic Equity Portfolio (2/95)........................   2005        2.247           2.265              31,245,585
                                                               2004        2.065           2.247              34,952,166
                                                               2003        1.577           2.065              38,379,656
                                                               2002        2.404           1.577              40,014,581
                                                               2001        2.810           2.404              45,323,782

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                ------  --------------  ---------------    -------------------
   Strategic Equity Portfolio  (continued)..................   2000        3.480           2.810              45,021,396
                                                               1999        2.664           3.480              37,607,862
                                                               1998        2.091           2.664              31,613,033
                                                               1997        1.640           2.091              19,535,233
                                                               1996        1.284           1.640              10,808,561

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.153                  50,746

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.148                 107,466

   U.S. Government Securities Portfolio (1/92)..............   2005        2.138           2.203              34,189,320
                                                               2004        2.040           2.138              37,207,585
                                                               2003        2.010           2.040              44,868,613
                                                               2002        1.791           2.010              57,617,140
                                                               2001        1.714           1.791              31,721,264
                                                               2000        1.517           1.714              24,809,824
                                                               1999        1.602           1.517              27,101,315
                                                               1998        1.472           1.602              36,339,225
                                                               1997        1.323           1.472              22,809,036
                                                               1996        1.321           1.323              19,054,429

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.999           1.010                 741,455
                                                               2004        1.000           0.999                 320,379
                                                               2003        1.000           1.000                  36,742

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2005        0.908           1.001              61,275,134
                                                               2004        0.836           0.908              59,275,614
                                                               2003        0.629           0.836              46,835,775
                                                               2002        0.946           0.629              26,371,596
                                                               2001        1.000           0.946              11,836,932

   Smith Barney International All Cap Growth
   Portfolio (2/95).........................................   2005        1.283           1.415              14,134,259
                                                               2004        1.102           1.283              15,470,196
                                                               2003        0.875           1.102              16,482,494
                                                               2002        1.193           0.875              17,421,508
                                                               2001        1.755           1.193              20,784,495
                                                               2000        2.332           1.755              19,849,422

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                ------  --------------  ---------------    -------------------
   Smith Barney International All Cap Growth Portfolio         1999        1.408           2.332              11,828,513
   (continued)..............................................
                                                               1998        1.339           1.408               8,375,884
                                                               1997        1.321           1.339               7,634,378
                                                               1996        1.137           1.321               5,777,413

   Smith Barney Large Cap Value Portfolio (2/95)............   2005        2.030           2.135              10,926,641
                                                               2004        1.858           2.030              12,122,094
                                                               2003        1.474           1.858              12,794,011
                                                               2002        2.001           1.474              13,428,790
                                                               2001        2.207           2.001              15,355,264
                                                               2000        1.975           2.207              12,672,102
                                                               1999        1.999           1.975              13,364,863
                                                               1998        1.843           1.999              13,037,850
                                                               1997        1.474           1.843              10,871,165
                                                               1996        1.246           1.474               6,133,368

   Smith Barney Large Capitalization Growth Portfolio (5/01)   2005        0.975           1.013              17,795,644
                                                               2004        0.984           0.975              19,869,473
                                                               2003        0.675           0.984              16,496,778
                                                               2002        0.908           0.675               2,526,696
                                                               2001        1.000           0.908                 995,768

   Social Awareness Stock Portfolio (5/92)..................   2005        2.637           2.718              13,245,591
                                                               2004        2.513           2.637              14,426,711
                                                               2003        1.975           2.513              15,327,635
                                                               2002        2.661           1.975              15,983,693
                                                               2001        3.195           2.661              17,249,885
                                                               2000        3.251           3.195              17,315,383
                                                               1999        2.842           3.251              17,998,888
                                                               1998        2.176           2.842              13,304,950
                                                               1997        1.731           2.176               9,539,133
                                                               1996        1.461           1.731               6,355,111

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2005        1.453           1.494               7,258,912
                                                               2004        1.253           1.453               3,259,779
                                                               2003        1.000           1.253               1,506,552

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                ------  --------------  ---------------    -------------------
Variable Insurance Products Fund
   Asset Manager SM Portfolio -- Initial Class (1/92).......   2005        2.303           2.367              86,156,215
                                                               2004        2.211           2.303             100,168,228
                                                               2003        1.898           2.211             112,403,688
                                                               2002        2.105           1.898             123,597,634
                                                               2001        2.223           2.105             146,070,368
                                                               2000        2.343           2.223             162,774,171
                                                               1999        2.135           2.343             193,548,947
                                                               1998        1.879           2.135             226,655,321
                                                               1997        1.577           1.879             240,063,870
                                                               1996        1.394           1.577             249,049,606

   Contrafund<< Portfolio -- Service Class 2 (5/03).........   2005        1.412           1.626              23,029,914
                                                               2004        1.241           1.412              10,198,527
                                                               2003        1.000           1.241               3,102,094

   Equity -- Income Portfolio -- Initial Class (7/93).......   2005        2.866           2.996             116,341,595
                                                               2004        2.602           2.866             127,917,258
                                                               2003        2.021           2.602             136,244,906
                                                               2002        2.464           2.021             145,200,703
                                                               2001        2.626           2.464             163,252,519
                                                               2000        2.452           2.626             174,162,199
                                                               1999        2.335           2.452             216,707,783
                                                               1998        2.118           2.335             243,963,799
                                                               1997        1.674           2.118             237,049,548
                                                               1996        1.484           1.674             205,636,010

   Growth Portfolio -- Initial Class (1/92).................   2005        2.721           2.843             168,202,894
                                                               2004        2.665           2.721             192,953,222
                                                               2003        2.031           2.665             212,462,546
                                                               2002        2.943           2.031             228,718,721
                                                               2001        3.619           2.943             261,638,873
                                                               2000        4.117           3.619             285,710,512
                                                               1999        3.033           4.117             301,815,334
                                                               1998        2.201           3.033             295,980,481
                                                               1997        1.805           2.201             289,001,967
                                                               1996        1.594           1.805             274,892,066

   High Income Portfolio -- Initial Class (2/92)............   2005        1.921           1.948              19,793,518
                                                               2004        1.774           1.921              22,537,435
                                                               2003        1.412           1.774              25,475,600

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                ------  --------------  ---------------    -------------------
   High Income Portfolio -- Initial Class  (continued)......   2002        1.382           1.412              26,479,748
                                                               2001        1.585           1.382              30,344,154
                                                               2000        2.071           1.585              35,414,243
                                                               1999        1.939           2.071              43,921,791
                                                               1998        2.052           1.939              49,346,978
                                                               1997        1.766           2.052              48,895,121
                                                               1996        1.568           1.766              40,308,612

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.537           1.792              39,447,067
                                                               2004        1.249           1.537              27,002,112
                                                               2003        0.915           1.249              14,086,757
                                                               2002        1.029           0.915               8,998,649
                                                               2001        1.000           1.029               1,515,233

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                       SEPARATE ACCOUNT 1.25% 3.5% AIR (N)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                ------  --------------  ---------------    -------------------
   Capital Appreciation Fund (12/87)........................   2005        5.755           6.718               4,214,124
                                                               2004        4.875           5.755               4,883,432
                                                               2003        3.952           4.875               5,941,706
                                                               2002        5.342           3.952               7,287,601
                                                               2001        7.319           5.342               9,708,506
                                                               2000        9.487           7.319              12,230,700
                                                               1999        6.257           9.487              11,805,266
                                                               1998        3.920           6.257              11,574,317
                                                               1997        3.146           3.920               9,790,619
                                                               1996        2.485           3.146               7,880,742

   High Yield Bond Trust (12/87)............................   2005        5.458           5.462                 638,173
                                                               2004        5.082           5.458               1,015,568
                                                               2003        3.985           5.082               1,149,710
                                                               2002        3.858           3.985                 813,492
                                                               2001        3.566           3.858                 913,547
                                                               2000        3.576           3.566                 763,446
                                                               1999        3.468           3.576                 897,624
                                                               1998        3.295           3.468               1,010,743
                                                               1997        2.863           3.295                 973,305
                                                               1996        2.498           2.863                 667,125

   Managed Assets Trust (12/87).............................   2005        5.799           5.947               2,638,689
                                                               2004        5.365           5.799               3,143,498
                                                               2003        4.453           5.365               3,589,710
                                                               2002        4.934           4.453               4,104,748
                                                               2001        5.264           4.934               5,225,058
                                                               2000        5.417           5.264               5,689,717
                                                               1999        4.802           5.417               6,247,877
                                                               1998        4.004           4.802               5,958,414
                                                               1997        3.342           4.004               5,163,947
                                                               1996        2.975           3.342               4,684,442

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                       SEPARATE ACCOUNT 1.25% 3.5% AIR (Q)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                ------  --------------  ---------------    -------------------
   Capital Appreciation Fund (12/87)........................   2005        5.550           6.478              87,256,748
                                                               2004        4.701           5.550              93,892,846
                                                               2003        3.811           4.701             102,370,808
                                                               2002        5.151           3.811             112,917,479
                                                               2001        7.058           5.151             128,046,604
                                                               2000        9.148           7.058             136,178,399
                                                               1999        6.033           9.148             131,074,825
                                                               1998        3.779           6.033             104,732,013
                                                               1997        3.034           3.779              84,249,946
                                                               1996        2.396           3.034              64,313,961

   High Yield Bond Trust (12/87)............................   2005        5.402           5.406               7,473,436
                                                               2004        5.030           5.402               7,744,129
                                                               2003        3.944           5.030               8,227,080
                                                               2002        3.818           3.944               7,239,826
                                                               2001        3.530           3.818               6,818,699
                                                               2000        3.539           3.530               5,541,335
                                                               1999        3.432           3.539               6,318,997
                                                               1998        3.261           3.432               6,959,458
                                                               1997        2.833           3.261               6,673,442
                                                               1996        2.472           2.833               5,311,906

   Managed Assets Trust (12/87).............................   2005        5.387           5.525              32,915,217
                                                               2004        4.985           5.387              37,131,824
                                                               2003        4.138           4.985              40,079,723
                                                               2002        4.584           4.138              42,278,690
                                                               2001        4.890           4.584              47,257,058
                                                               2000        5.033           4.890              50,788,460
                                                               1999        4.462           5.033              54,962,744
                                                               1998        3.720           4.462              53,900,099
                                                               1997        3.105           3.720              53,840,612
                                                               1996        2.763           3.105              55,152,471

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.

"Number of Units outstanding at the end of year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all subaccounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund -- Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund -- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund -- Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005. the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005. the Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005. the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Variable Insurance Products Funds: High Income Portfolio -Initial Class is no longer available to new Contract Owners.

The Travelers Series Fund Inc.: Salomon Brother Strategic Total Return Bond Fund is no available to new Contract Owners

The Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new Contract Owners

The Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new Contract Owners

The Travelers Series Fund Inc.: Salomon Brother Variable All Cap Fund -- Class I is no Longer available to new Contract Owners

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 shares is no longer available to new Contract Owners

AllianceBernstein Large Cap Growth Portfolio is no longer available to new Contract Owners

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Growth and Income Stock Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).

(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)                     FOR THE YEARS ENDED IN DECEMBER 31,
                                                                  -----------------------------------
CONTRACTS ISSUED ON OR AFTER
MAY 16, 1983                         2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
----------------------------       --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .329  $   .330  $   .251  $   .229  $   .254  $   .232  $   .256  $  .234  $  .228  $  .212

   Operating expenses ............     .357      .331      .280      .287      .343      .416      .385     .303     .228     .175
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income (loss) ..    (.028)    (.001)    (.030)    (.058)    (.089)    (.184)    (.129)   (.069)    .000     .037
   Unit Value at beginning of year   18.903    17.028    13.496    17.245    20.498    23.436    19.253   14.955   11.371    9.369
   Net realized and change in
     unrealized gains (losses) ...     .881     1.876     3.562    (3.691)   (3.164)   (2.754)    4.312    4.367    3.584    1.965
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $ 19.756  $ 18.903  $ 17.028  $ 13.496  $ 17,245  $ 20.498  $ 23.436  $19.253  $14.955  $11.371
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in
     unit value .................. $    .85  $   1.88  $   3.53  $  (3.75) $  (3.25) $  (2.94) $   4.18  $  4.30  $  3.58  $  2.00

   Ratio of operating expenses to
     average net assets ..........     1.89%     1.90%     1.90%     1.89%     1.88%     1.85%     1.85%    1.81%    1.70%    1.70%
   Ratio of net investment income
    (loss)  to average net assets     (0.15)%   (0.02)%   (0.19)%    (.37)%    (.49)%    (.82)%    (.62)%   (.41)%    .00%     .36%
   Number of units outstanding at
    end of year (thousands) ......   17,669    19,978    21,853    24,100    27,559    29,879    32,648   32,051   29,545   27,578

   Portfolio turnover rate .......       22%       43%       68%       54%       32%       52%       47%      50%      64%      85%


(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)                     FOR THE YEARS ENDED IN DECEMBER 31,
                                                                  -----------------------------------
CONTRACTS ISSUED PRIOR TO
MAY 16, 1983                         2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
-------------------------          --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .348  $   .348  $   .264  $   .240  $   .266  $   .242  $   .267  $  .243  $  .233  $  .216
   Operating expenses ............     .328      .303      .256      .261      .311      .376      .347     .272     .201     .154
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income (loss) ..     .020      .045      .008     (.021)    (.045)    (.134)    (.080)   (.029)    .032     .062
   Unit Value at beginning of year   19.949    17.926    14.172    18.064    21.418    24.427    20.017   15.510   11.763    9.668
   Net realized and change in
     unrealized gains (losses) ...     .932     1.978     3.746    (3.871)   (3.309)   (2.875)    4.490    4.536    3.715    2.033
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $ 20.901  $ 19.949  $ 17.926  $ 14.172  $ 18.064  $ 21.418  $ 24.427  $20.017  $15.510  $11.763
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit
     value ....................... $    .95  $   2.02  $   3.75  $  (3.89) $  (3.35) $  (3.01) $   4.41  $  4.51  $  3.75  $  2.10
   Ratio of operating expenses to
     average net assets ..........     1.65%     1.65%     1.65%     1.64%     1.63%     1.60%     1.60%    1.56%    1.45     1.45%
   Ratio of net investment income
     (loss) to average net assets      0.09%     0.23%      .06%     (.12)%    (.24)%    (.57)%    (.37)%   (.16)%    .24%     .60%
   Number of units outstanding at
     end of year (thousands) .....    6,608     7,413     8,139     9,089    10,329    11,413    12,646   13,894   15,194   16,554
   Portfolio turnover rate .......       22%       43%       68%       54%       32%       52%       47%      50%      64%      85%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Growth and Income Stock Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).


                 (TOTAL M&E AND RIDER CHARGES 1.40%, 3.5% AIR)
                   FROM JUNE 3 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                 2005
--------------------------------------                              ----------
SELECTED PER UNIT DATA
   Total investment income ........................................ $     .011

   Operating expenses .............................................       .013
                                                                    ----------
   Net investment income (loss) ...................................      (.002)
   Unit Value at beginning of year ................................      1.065
   Net realized and change in unrealized gains (losses) ...........       .065
                                                                    ----------
   Unit Value at end of year ...................................... $    1.128
                                                                    ==========
 SIGNIFICANT RATIOS AND ADDITIONAL DATA
    Net increase (decrease) in unit value ......................... $     .06
    Ratio of operating expenses to average net assets * ...........      2.04%
    Ratio of net investment income (loss) to average net assets * .     (0.31)%
    Number of units outstanding at end of year (thousands) * * ....        --
    Portfolio turnover rate .......................................        22%

                  (TOTAL M&E AND RIDER CHARGES 1.65%, 3.5% AIR)
                  FROM JUNE 15 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                 2005
--------------------------------------                              ----------
SELECTED PER UNIT DATA
   Total investment income ........................................ $     .015

   Operating expenses .............................................       .020
                                                                    ----------
   Net investment income (loss) ...................................      (.005)
   Unit Value at beginning of year ................................      1.067
   Net realized and change in unrealized gains (losses) ...........       .063
                                                                    ----------
   Unit Value at end of year ...................................... $    1.125
                                                                    ==========
   SIGNIFICANT RATIOS AND ADDITIONAL DATA
      Net increase (decrease) in unit value ....................... $     .06
      Ratio of operating expenses to average net assets * .........      2.29%
      Ratio of net investment income (loss) to average net assets *     (0.60)%
      Number of units outstanding at end of year (thousands) * * ..        --
      Portfolio turnover rate .....................................        22%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Growth and Income Stock Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).


                  (TOTAL M&E AND RIDER CHARGES 1.25%, 3.0% AIR)

                                                                                        From December 10, 2004
                                                                 FOR THE YEAR ENDED  (Inception Date) to December
CONTRACTS ISSUED ON OR AFTER MAY 16, 1983                        DECEMBER 31, 2005           31, 2004
-----------------------------------------                        -----------------   ----------------------------
SELECTED PER UNIT DATA
   Total investment income ...................................     $          .019          $          .001
   Operating expenses ........................................                .021                     .001
                                                                   ---------------          ---------------
   Net investment income (loss) ..............................               (.002)                      --
   Unit Value at beginning of year ...........................               1.087                    1.066
   Net realized and change in unrealized gains (losses) ......                .051                     .021
                                                                   ---------------          ---------------
   Unit Value at end of year .................................     $         1.136          $         1.087
                                                                   ===============          ===============
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value .....................     $           .05          $           .02
   Ratio of operating expenses to average net assets .........                1.89%                    1.90%*
   Ratio of net investment income (loss) to average net assets               (0.15)%                  (0.49)%*
   Number of units outstanding at end of year (thousands) ....                  29                       --**
   Portfolio turnover rate ...................................                  22%                      43%

                  (TOTAL M&E AND RIDER CHARGES 1.65%, 3.0% AIR)
                FROM FEBRUARY 24 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                2005
--------------------------------------                            ------------
SELECTED PER UNIT DATA
   Total investment income ...................................    $       .016

   Operating expenses ........................................            .021
                                                                  ------------
   Net investment income (loss) ..............................           (.005)
   Unit Value at beginning of year ...........................           1.072
   Net realized and change in unrealized gains (losses) ......            .063
                                                                  ------------
   Unit Value at end of year .................................    $      1.130
                                                                  ============
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value .....................    $        .06
   Ratio of operating expenses to average net assets .........            2.29%
   Ratio of net investment income (loss) to average net assets           (0.54)%
   Number of units outstanding at end of year (thousands) ....               2
   Portfolio turnover rate ...................................              22%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Quality Bond Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).

(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)   FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                ---------------------------------------------------------------------------
CONTRACTS ISSUED ON OR AFTER
MAY 16, 1983                         2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
----------------------------       --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .313  $   .304  $   .328  $   .363  $   .402  $   .427  $   .378  $  .350  $  .342  $  .368
   Operating expenses ............     .112      .110      .105      .097      .101      .092      .091     .088     .082     .078
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income .........     .202      .194      .223      .266      .301      .335      .287     .262     .260     .290
   Unit Value at beginning of year    7.113     6.917     6.356     6.309     6.063     5.810     5.765    5.393    5.060    4.894
   Net realized and change in
     unrealized gains (losses) ...    (.121)     .002      .338     (.219)    (.055)    (.082)    (.242)    .110    (.073)   (.124)
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $  7.193  $  7.113  $  6.917  $  6.356  $  6.309  $  6.063  $  5.810  $ 5.765  $ 5.393  $ 5.060
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit
     value ....................... $    .08  $    .20  $    .56  $    .05  $    .25  $    .25  $    .04  $   .37  $   .33  $   .17
   Ratio of operating expenses to
     average net assets ..........     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%    1.57%    1.57%    1.57%
   Ratio of net investment income
     to average net assets .......     2.82%     2.78%     3.33%     4.31%     4.74%     5.69%     4.97%    4.71%    5.00%    5.87%
   Number of units outstanding at
     end of year (thousands) .....    8,842    10,296    11,682    12,733    15,116    14,045    17,412   21,251   21,521   24,804
   Portfolio turnover rate .......       70%       98%      139%      113%      166%      105%      340%     438%     196%     176%


(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)  FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                               ----------------------------------------------------------------------------
CONTRACTS ISSUED PRIOR TO
MAY 16, 1983                         2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
-------------------------          --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .331  $   .321  $   .345  $   .381  $   .421  $   .446  $   .393  $  .363  $  .353  $  .379
   Operating expenses ............     .100      .097      .093      .086      .089      .081      .080     .076     .071     .067
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income .........     .231      .224      .252      .295      .332      .365      .313     .287     .282     .312
   Unit Value at beginning of year    7.507     7.281     6.674     6.608     6.335     6.055     5.994    5.593    5.234    5.050
   Net realized and change in
     unrealized gains (losses) ...    (.128)     .002      .355     (.229)    (.059)    (.085)    (.252)    .114    (.077)   (.128)
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $  7.610  $  7.507  $  7.281  $  6.674  $  6.608  $  6.335  $  6.055  $ 5.994  $ 5.593  $ 5.234
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit
     value ....................... $    .10  $    .23  $    .61  $    .07  $    .27  $    .28  $    .06  $   .40  $   .36  $   .18
   Ratio of operating expenses to
     average net assets ..........     1.32%     1.33%     1.33%     1.33%     1.33%     1.33%     1.33%    1.33%    1.33%    1.33%
   Ratio of net investment income
     to average net assets .......     3.07%     3.03%     3.58%     4.56%     4.99%     5.93%     5.22%    4.96%    5.25%    6.12%
   Number of units outstanding at
     end of year (thousands) .....    3,378     3,717     4,207     4,684     5,194     5,491     6,224    6,880    7,683    8,549
   Portfolio turnover rate .......       70%       98%      139%      113%      166%      105%      340%     438%     196%     176%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Quality Bond Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).


                  (TOTAL M&E AND RIDER CHARGES 1.25%, 3.0% AIR)
                  FROM APRIL 1 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                2005
--------------------------------------                             -----------
SELECTED PER UNIT DATA
   Total investment income .....................................   $      .034

   Operating expenses ..........................................          .012
                                                                   -----------
   Net investment income (loss) ................................          .022
   Unit Value at beginning of year .............................         1.003
   Net realized and change in unrealized gains (losses) ........         (.005)
                                                                   -----------
   Unit Value at end of year ...................................   $     1.020
                                                                   ===========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value .......................   $      .02
   Ratio of operating expenses to average net assets ...........         1.57%
   Ratio of net investment income (loss) to average net assets *         2.88%
   Number of units outstanding at end of year (thousands) * ....            7
   Portfolio turnover rate .....................................           70%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Money Market Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).



(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)     FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                  ----------------------------------------------------------------------------
CONTRACTS ISSUED ON OR AFTER
MAY 16, 1983                         2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
----------------------------       --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .090  $   .038  $   .032  $   .048  $   .114  $   .167  $   .130  $  .133  $  .128  $  .121
   Operating expenses ............     .042      .043      .043      .043      .042      .041      .039     .038     .036     .035
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income .........     .048     (.005)    (.011)     .005      .072      .126      .091     .095     .092     .086
   Unit Value at beginning of year    2.728     2.733     2.744     2.739     2.667     2.541     2.450    2.355    2.263    2.177
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $  2.776  $  2.728  $  2.733  $  2.744  $  2.739  $  2.667  $  2.541  $ 2.450  $ 2.355  $ 2.263
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase in unit value .... $    .05  $   (.01) $   (.01) $    .01  $    .07  $    .13  $    .09  $   .10  $   .09  $   .09
   Ratio of operating expenses
     to average net assets .......     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%    1.57%    1.57%    1.57%
   Ratio of net investment income
     to average net assets .......     1.68%    (0.18)%   (0.41)%    0.21%     2.64%     4.84%     3.62%    3.95%    4.02%    3.84%
   Number of units outstanding at
     end of year (thousands) .....   22,559    24,485    32,559    50,702    63,430    55,477    70,545   41,570   36,134   38,044


(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)   FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                ----------------------------------------------------------------------------
CONTRACTS ISSUED PRIOR TO
MAY 16, 1983                         2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
-------------------------          --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .095  $   .040  $   .033  $   .051  $   .120  $   .174  $   .135  $  .138  $  .134  $  .125
   Operating expenses ............     .038      .038      .038      .038      .037      .037      .034     .033     .032     .030
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income .........     .057      .002     (.005)     .013      .083      .137      .101     .105     .102     .095
   Unit Value at beginning of year    2.879     2.877     2.882     2.869     2.786     2.649     2.548    2.443    2.341    2.246
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $  2.936  $  2.879     2.877  $  2.882  $  2.869  $  2.786  $  2.649  $ 2.548  $ 2.443  $ 2.341
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase in unit value .... $    .06  $    .00  $   (.01) $    .01  $    .08  $    .14  $    .10  $   .11  $   .10  $   .10
   Ratio of operating expenses
     to average net assets .......     1.33%     1.33%     1.33%     1.33%     1.33%     1.33%     1.33%    1.33%    1.33%    1.33%
   Ratio of net investment income
     to average net assets .......     1.93%     0.07%    (0.16)%     .46%     2.89%     5.09%     3.87%    4.20%    4.27%    4.10%
   Number of units outstanding at
     end of year (thousands) .....       20        26        39        49        60        70        80       91      105      112

--------------
*      Annualized.

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Money Market Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).


                  (TOTAL M&E AND RIDER CHARGES 1.40%, 3.0% AIR)
                FROM DECEMBER 20 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                  2005
--------------------------------------                               ----------
SELECTED PER UNIT DATA
   Total investment income ........................................  $     .002

   Operating expenses .............................................          --
                                                                     ----------
   Net investment income (loss) ...................................        .002
   Unit Value at beginning of year ................................       1.015
   Net realized and change in unrealized gains (losses) ...........          --
                                                                     ----------
   Unit Value at end of year ......................................  $    1.017
                                                                     ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value ..........................  $      .00
   Ratio of operating expenses to average net assets * ............        1.72%
   Ratio of net investment income (loss) to average net assets * ..        2.62%
   Number of units outstanding at end of year (thousands) .........           1

                  (TOTAL M&E AND RIDER CHARGES 1.40%, 3.5% AIR)
                 FROM OCTOBER 24 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                  2005
--------------------------------------                               ----------
SELECTED PER UNIT DATA
   Total investment income ........................................  $     .008
   Operating expenses .............................................        .003
                                                                     ----------
   Net investment income (loss) ...................................        .005
   Unit Value at beginning of year ................................       1.012
                                                                     ----------
   Unit Value at end of year ......................................  $    1.017
                                                                     ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value ..........................  $      .01
   Ratio of operating expenses to average net assets ..............        1.72%
   Ratio of net investment income (loss) to average net assets ....        2.41%
   Number of units outstanding at end of year (thousands) .........           9

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Money Market Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).


                  (TOTAL M&E AND RIDER CHARGES 1.25%, 3.0% AIR)

                                                                                                FROM DECEMBER 28, 2004
                                                                    FOR THE YEAR ENDED     (INCEPTION DATE) TO DECEMBER 31,
CONTRACTS ISSUED ON OR AFTER MAY 16, 1983                           DECEMBER 31, 2005                     2004
-----------------------------------------                          --------------------     ------------------------------
SELECTED PER UNIT DATA
   Total investment income ....................................    $               .033     $                           --
   Operating expenses .........................................                    .015                                 --
                                                                   --------------------     ------------------------------
   Net investment income (loss) ...............................                    .018                                 --
   Unit Value at beginning of period ..........................                   1.001                              1.001
                                                                   --------------------     ------------------------------
   Unit Value at end of year ..................................    $              1.019     $                        1.001
                                                                   ====================     ==============================
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value ......................    $                .02     $                           --
   Ratio of operating expenses to average net assets ..........                    1.57%                              1.57%*
   Ratio of net investment income (loss) to average net assets*                    1.68%                              0.74%*
   Number of units outstanding at end of year (thousands) .....                     103                                 --

--------------
*    Annualized

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

        TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES*
    PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Tactical Growth and Income Stock Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).



(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)  FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                               ----------------------------------------------------------------------------
                                     2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .075  $   .073  $   .056  $   .052  $   .064  $   .094  $   .076  $  .064  $  .075  $  .061
   Operating expenses ............     .110      .110      .094      .097      .117      .145      .136     .110     .090     .069
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income (loss) ..    (.035)    (.037)    (.038)    (.045)    (.053)    (.051)    (.060)   (.046)   (.015)   (.008)
   Unit Value at beginning of year    4.195     3.318     3.057     3.914     4.679     5.394     4.468    3.526    2.717    2.263
   Net realized and change in
     unrealized gains (losses) ...     .188      .414     (.799)    (.812)    (.712)    (.664)     .986     .988     .824     .462
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $  4.348  $  4.195  $  3.818  $  3.057  $  3.914  $  4.679  $  5.394  $ 4.468  $ 3,526  $ 2.717
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit
     value ....................... $    .15  $    .38  $    .76  $   (.86) $   (.77) $   (.72) $    .93  $   .94  $   .81  $   .45
   Ratio of operating expenses to
     average net assets** ........     2.65%     2.82%     2.82%     2.82%     2.82%     2.82%     2.82%    2.82%    2.82%    2.82%
   Ratio of net investment income
     (loss) to average net assets     (0.84)%   (0.96)%   (1.14)%   (1.27)%    1.30%     (.98)%   (1.25)%  (1.16)%   (.45)%   (.34)%
   Number of units outstanding at
     end of year (thousands) .....   19,270    21,935    17,590    39,162    38,818    27,691    26,010   25,192   60,312   68,111
   Portfolio turnover rate .......       50%       67%       68%       84%       59%       59%       51%      81%      63%      81%

--------------
* Prior to May 3, 2004, the Account was known as The Travelers Timed Growth and Income Account for Variable Annuities.

**   Annualized

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

         TACTICAL TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES*
     PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Tactical Timed Short-Term Bond Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).

(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)                   FOR THE YEARS ENDED IN DECEMBER 31,
                                    2005     2004     2003     2002      2001     2000      1999     1998       1997       1996
                                   -------  -------  -------  -------  --------  -------  --------  -------    -------    -------
SELECTED PER UNIT DATA
   Total investment income ....... $  .048  $  .020  $  .018  $  .028  $   .065  $  .096  $   .076  $  .078    $  .077    $  .057
   Operating expenses ............    .039     .042     .043     .044      .044     .042      .041     .040**     .039**     .030**
                                   -------  -------  -------  -------  --------  -------  --------  -------    -------    -------
   Net investment income (loss) ..    .009    (.022)   (.025)   (.016)     .021     .054      .035     .038       0.38       .027
   Unit Value at beginning of year   1.486    1.508    1.533    1.549     1.527    1.473     1.437    1.399      1.361      1.333
   Net realized and change in
     unrealized gains (losses)***     .001       --       --       --      .001       --      .001     .000       .000       .001
                                   -------  -------  -------  -------  --------  -------  --------  -------    -------    -------
   Unit Value at end of year ..... $ 1.496  $ 1.486  $ 1.508  $ 1.533  $  1.549  $ 1.527  $  1.473  $ 1.437    $ 1.399    $ 1.361
                                   =======  =======  =======  =======  ========  =======  ========  =======    =======    =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit
     value ....................... $   .01  $  (.02) $  (.03) $  (.02) $    .02  $   .05  $    .04  $   .04    $   .04    $   .03
   Ratio of operating expenses to
     average net assets**** ......    2.65%    2.82%    2.82%    2.82%     2.82%    2.82%     2.82%    2.82%**    2.82%**    2.82%**
   Ratio of net investment income
     to average net assets .......    0.61%   (1.43)%  (1.67)%  (1.04)%    1.37%    3.61%     2.38%    2.71%      2.77%      2.47%
   Number of units outstanding at
     end of year (thousands) .....  90,623   73,728   90,498   20,968    23,384   75,112   109,666  137,067     47,262     54,565

--------------
* Prior to May 1, 2004, the Account was known as The Travelers Timed Money Market Account for Variable Annuities.

** Effective May 2, 1994, the Tactical Time Short-Term Bond Account for Variable Annuities was authorized to invest in securities with a maturity of greater than one year. As a result, net realized and change in unrealized gains (losses) are no longer included in total investment income.

     Annualized.

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES*
     PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Tactical Aggressive Stock Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).



(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)   FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                ----------------------------------------------------------------------------
                                     2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .095  $   .060  $   .053  $   .050  $   .063  $   .084  $   .052  $  .056  $  .063  $  .041
   Operating expenses ............     .163      .153      .126      .125      .134      .135      .110     .098     .085     .069
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income (loss) ..    (.068)    (.093)    (.073)    (.075)    (.071)    (.051)    (.058)   (.042)   (.022)   (.028)
   Unit Value at beginning of year    5.920     5.191     3.967     4.730     4.986     4.371     3.907    3.389    2.623    2.253
   Net realized and change in
     unrealized gains (losses) ...     .676      .822     1.297     (.688)    (.185)     .666       522     .560     .788     .398
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $  6.528  $  5.920  $  5.191  $  3.967  $  4.730  $  4.986  $  4.371  $ 3.907  $ 3.389  $ 2.623
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit
     value ....................... $    .61  $    .73  $   1.22  $   (.76) $   (.26) $    .61  $    .46  $   .52  $   .77  $   .37
   Ratio of operating expenses to
     average net assets** ........     2.68%     2.85%     2.85%     2.85%     2.85%     2.85%     2.85%    2.85%    2.85%    2.84%
   Ratio of net investment income
     to (loss) average net assets     (1.13)%   (1.73)%   (1.65)%   (1.70)%   (1.53)%   (1.06)%   (1.49)%  (1.21)%   (.76)%  (1.13)%
   Number of units outstanding at
     end of year (thousands) .....   19,023    17,503    12,822    21,164    19,061    13,923    15,180   16,452   25,865   30,167
   Portfolio turnover rate .......      137%       91%       61%      116%       49%      106%       85%     113%      92%      98%

--------------
* Prior to May 3, 2004, the account was known as The Travelers Timed Aggressive Stock Account for Variable Annuities.

**   Annualized.

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Growth and Income Stock Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).

(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)                        FOR THE YEARS ENDED IN DECEMBER 31,
                                                                     -----------------------------------
CONTRACTS ISSUED ON OR AFTER
MAY 16, 1983                         2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
----------------------------       --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .329  $   .330  $   .251  $   .229  $   .254  $   .232  $   .256  $  .234  $  .228  $  .212
   Operating expenses ............     .357      .331      .280      .287      .343      .416      .385     .303     .228     .175
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income (loss) ..    (.028)    (.001)    (.030)    (.058)    (.089)    (.184)    (.129)   (.069)    .000     .037
   Unit Value at beginning of year   18.903    17.028    13.496    17.245    20.498    23.436    19.253   14.955   11.371    9.369
   Net realized and change in
     unrealized gains (losses) ...     .881     1.876     3.562    (3.691)   (3.164)   (2.754)    4.312    4.367    3.584    1.965
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $ 19.756  $ 18.903  $ 17.028  $ 13.496  $ 17,245  $ 20.498  $ 23.436  $19.253  $14.955  $11.371
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit
     value ....................... $    .85  $   1.88  $   3.53  $  (3.75) $  (3.25) $  (2.94) $   4.18  $  4.30  $  3.58  $  2.00
   Ratio of operating expenses to
     average net assets ..........     1.89%     1.90%     1.90%     1.89%     1.88%     1.85%     1.85%    1.81%    1.70%    1.70%
   Ratio of net investment income
     (loss) to average net assets     (0.15)%   (0.02)%   (0.19)%    (.37)%    (.49)%    (.82)%    (.62)%   (.41)%    .00%     .36%
   Number of units outstanding at
     end of year (thousands) .....   17,669    19,978    21,853    24,100    27,559    29,879    32,648   32,051   29,545   27,578
   Portfolio turnover rate .......       22%       43%       68%       54%       32%       52%       47%      50%      64%      85%


(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)                          FOR THE YEARS ENDED IN DECEMBER 31,
                                                                       -----------------------------------
CONTRACTS ISSUED PRIOR TO
MAY 16, 1983                         2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
-------------------------          --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .348  $   .348  $   .264  $   .240  $   .266  $   .242  $   .267  $  .243  $  .233  $  .216
   Operating expenses ............     .328      .303      .256      .261      .311      .376      .347     .272     .201     .154
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income (loss) ..     .020      .045      .008     (.021)    (.045)    (.134)    (.080)   (.029)    .032     .062
   Unit Value at beginning of year   19.949    17.926    14.172    18.064    21.418    24.427    20.017   15.510   11.763    9.668
   Net realized and change in
     unrealized gains (losses) ...     .932     1.978     3.746    (3.871)   (3.309)   (2.875)    4.490    4.536    3.715    2.033
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $ 20.901  $ 19.949  $ 17.926  $ 14.172  $ 18.064  $ 21.418  $ 24.427  $20.017  $15.510  $11.763
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit
     value ....................... $    .95  $   2.02  $   3.75  $  (3.89) $  (3.35) $  (3.01) $   4.41  $  4.51  $  3.75  $  2.10
   Ratio of operating expenses to
     average net assets ..........     1.65%     1.65%     1.65%     1.64%     1.63%     1.60%     1.60%    1.56%    1.45     1.45%
   Ratio of net investment income
     (loss) to average net assets      0.09%     0.23%      .06%     (.12)%    (.24)%    (.57)%    (.37)%   (.16)%    .24%     .60%
   Number of units outstanding at
     end of year (thousands) .....    6,608     7,413     8,139     9,089    10,329    11,413    12,646   13,894   15,194   16,554
   Portfolio turnover rate .......       22%       43%       68%       54%       32%       52%       47%      50%      64%      85%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Growth and Income Stock Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).


                  (TOTAL M&E AND RIDER CHARGES 1.40%, 3.5% AIR)
                   FROM JUNE 3 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                2005
--------------------------------------                             ----------
SELECTED PER UNIT DATA
   Total investment income ......................................  $     .011
   Operating expenses ...........................................        .013
                                                                   ----------
   Net investment income (loss) .................................       (.002)
   Unit Value at beginning of year ..............................       1.065
   Net realized and change in unrealized gains (losses) .........        .065
                                                                   ----------
   Unit Value at end of year ....................................  $    1.128
                                                                   ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value ........................  $      .06
   Ratio of operating expenses to average net assets * ..........        2.04%
   Ratio of net investment income (loss) to average net assets *        (0.31)%
   Number of units outstanding at end of year (thousands) * * ...          --
   Portfolio turnover rate ......................................          22%

                  (TOTAL M&E AND RIDER CHARGES 1.65%, 3.5% AIR)
                  FROM JUNE 15 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                2005
--------------------------------------                             ----------
SELECTED PER UNIT DATA
   Total investment income .....................................   $     .015
   Operating expenses ..........................................         .020
                                                                   ----------
   Net investment income (loss) ................................        (.005)
   Unit Value at beginning of year .............................        1.067
   Net realized and change in unrealized gains (losses) ........         .063
                                                                   ----------
   Unit Value at end of year ...................................   $    1.125
                                                                   ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value .......................   $      .06
   Ratio of operating expenses to average net assets * .........         2.29%
   Ratio of net investment income (loss) to average net assets *        (0.60)%
   Number of units outstanding at end of year (thousands) * * ..           --
   Portfolio turnover rate .....................................           22%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Growth and Income Stock Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).


                  (TOTAL M&E AND RIDER CHARGES 1.25%, 3.0% AIR)

                                                                                             From December 10, 2004
                                                                 For the year ended       (Inception  Date) to December
Contracts issued on or after May 16, 1983                         December 31, 2005                  31, 2004
-----------------------------------------                        --------------------     -----------------------------
SELECTED PER UNIT DATA
   Total investment income ...................................   $               .019     $                        .001
   Operating expenses ........................................                   .021                              .001
                                                                 --------------------     -----------------------------
   Net investment income (loss) ..............................                  (.002)                            1.066
   Net realized and change in unrealized gains (losses) ......                   .051                              .021
                                                                 --------------------     -----------------------------
   Unit Value at end of year .................................   $              1.136     $                       1.087
                                                                 ====================     =============================
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value .....................   $                .05     $                         .02
   Ratio of operating expenses to average net assets .........                   1.89%                             1.90%*
   Ratio of net investment income (loss) to average net assets                  (0.15)%                           (0.49)%*
   Number of units outstanding at end of year (thousands) ....                     29                                --**
   Portfolio turnover rate ...................................                     22%                               43%

                  (TOTAL M&E AND RIDER CHARGES 1.65%, 3.0% AIR)
                FROM FEBRUARY 24 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                 2005
--------------------------------------------                        ----------
SELECTED PER UNIT DATA
   Total investment income .......................................  $     .016
   Operating expenses ............................................        .021
                                                                    ----------
   Net investment income (loss) ..................................       (.005)
   Unit Value at beginning of year ...............................       1.072
   Net realized and change in unrealized gains (losses) ..........        .063
                                                                    ----------
   Unit Value at end of year .....................................  $    1.130
                                                                    ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value .........................  $      .06
   Ratio of operating expenses to average net assets .............        2.29%
   Ratio of net investment income (loss) to average net assets ...       (0.54)%
   Number of units outstanding at end of year (thousands) ........           2
   Portfolio turnover rate .......................................          22%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Quality Bond Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).


(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)   FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                ----------------------------------------------------------------------------
CONTRACTS ISSUED ON OR AFTER
MAY 16, 1983                         2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
----------------------------       --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .313  $   .304  $   .328  $   .363  $   .402  $   .427  $   .378  $  .350  $  .342  $  .368
   Operating expenses ............     .112      .110      .105      .097      .101      .092      .091     .088     .082     .078
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income .........     .202      .194      .223      .266      .301      .335      .287     .262     .260     .290
   Unit Value at beginning of year    7.113     6.917     6.356     6.309     6.063     5.810     5.765    5.393    5.060    4.894
   Net realized and change in
     unrealized gains (losses) ...    (.121)     .002      .338     (.219)    (.055)    (.082)    (.242)    .110    (.073)   (.124)
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $  7.193  $  7.113  $  6.917  $  6.356  $  6.309  $  6.063  $  5.810  $ 5.765  $ 5.393  $ 5.060
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit
     value ....................... $    .08  $    .20  $    .56  $    .05  $    .25  $    .25  $    .04  $   .37  $   .33  $   .17
   Ratio of operating expenses to
     average net assets ..........     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%    1.57%    1.57%    1.57%
   Ratio of net investment income
     to average net assets .......     2.82%     2.78%     3.33%     4.31%     4.74%     5.69%     4.97%    4.71%    5.00%    5.87%
   Number of units outstanding at
     end of year (thousands) .....    8,842    10,296    11,682    12,733    15,116    14,045    17,412   21,251   21,521   24,804
   Portfolio turnover rate .......       70%       98%      139%      113%      166%      105%      340%     438%     196%     176%


(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)    FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                 ----------------------------------------------------------------------------
CONTRACTS ISSUED PRIOR TO
MAY 16, 1983                         2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
-------------------------          --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .331  $   .321  $   .345  $   .381  $   .421  $   .446  $   .393  $  .363  $  .353  $  .379
   Operating expenses ............     .100      .097      .093      .086      .089      .081      .080     .076     .071     .067
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income .........     .231      .224      .252      .295      .332      .365      .313     .287     .282     .312
   Unit Value at beginning of year    7.507     7.281     6.674     6.608     6.335     6.055     5.994    5.593    5.234    5.050
   Net realized and change in
     unrealized gains (losses) ...    (.128)     .002      .355     (.229)    (.059)    (.085)    (.252)    .114    (.077)   (.128)
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $  7.610  $  7.507  $  7.281  $  6.674  $  6.608  $  6.335  $  6.055  $ 5.994  $ 5.593  $ 5.234
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit
     value ....................... $    .10  $    .23  $    .61  $    .07  $    .27  $    .28  $    .06  $   .40  $   .36  $   .18
   Ratio of operating expenses to
     average net assets ..........     1.32%     1.33%     1.33%     1.33%     1.33%     1.33%     1.33%    1.33%    1.33%    1.33%
   Ratio of net investment income
     to average net assets .......     3.07%     3.03%     3.58%     4.56%     4.99%     5.93%     5.22%    4.96%    5.25%    6.12%
   Number of units outstanding at
     end of year (thousands) .....    3,378     3,717     4,207     4,684     5,194     5,491     6,224    6,880    7,683    8,549
   Portfolio turnover rate .......       70%       98%      139%      113%      166%      105%      340%     438%     196%     176%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Quality Bond for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).


                  (TOTAL M&E AND RIDER CHARGES 1.25%, 3.0% AIR)
                  FROM APRIL 1 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                  2005
--------------------------------------                               ----------
SELECTED PER UNIT DATA
   Total investment income ........................................  $     .034
   Operating expenses .............................................        .012
                                                                     ----------
   Net investment income (loss) ...................................        .022
   Unit Value at beginning of year ................................       1.003
   Net realized and change in unrealized gains (losses) ...........       (.005)
                                                                     ----------
   Unit Value at end of year ......................................  $    1.020
                                                                     ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value ..........................  $      .02
   Ratio of operating expenses to average net assets ..............        1.57%
   Ratio of net investment income (loss) to average net assets * ..        2.88%
   Number of units outstanding at end of year (thousands) * .......           7
   Portfolio turnover rate ........................................          70%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Money Market Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).

(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)    FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                 ----------------------------------------------------------------------------
CONTRACTS ISSUED ON OR AFTER
MAY 16, 1983                         2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
----------------------------       --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .090  $   .038  $   .032  $   .048  $   .114  $   .167  $   .130  $  .133  $  .128  $  .121
   Operating expenses ............     .042      .043      .043      .043      .042      .041      .039     .038     .036     .035
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income .........     .048     (.005)    (.011)     .005      .072      .126      .091     .095     .092     .086
   Unit Value at beginning of year    2.728     2.733     2.744     2.739     2.667     2.541     2.450    2.355    2.263    2.177
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $  2.776  $  2.728  $  2.733  $  2.744  $  2.739  $  2.667  $  2.541  $ 2.450  $ 2.355  $ 2.263
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase in unit value .... $    .05  $   (.01) $   (.01) $    .01  $    .07  $    .13  $    .09  $   .10  $   .09  $   .09
   Ratio of operating expenses
     to average net assets .......     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%     1.57%    1.57%    1.57%    1.57%
   Ratio of net investment income
     to average net assets .......     1.68%    (0.18)%   (0.41)%    0.21%     2.64%     4.84%     3.62%    3.95%    4.02%    3.84%
   Number of units outstanding at
     end of year (thousands) .....   22,559    24,485    32,559    50,702    63,430    55,477    70,545   41,570   36,134   38,044

(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)     FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                  ----------------------------------------------------------------------------
CONTRACTS ISSUED PRIOR TO
MAY 16, 1983                         2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
-------------------------          --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .095  $   .040  $   .033  $   .051  $   .120  $   .174  $   .135  $  .138  $  .134  $  .125
   Operating expenses ............     .038      .038      .038      .038      .037      .037      .034     .033     .032     .030
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income .........     .057      .002     (.005)     .013      .083      .137      .101     .105     .102     .095
   Unit Value at beginning of year    2.879     2.877     2.882     2.869     2.786     2.649     2.548    2.443    2.341    2.246
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $  2.936  $  2.879     2.877  $  2.882  $  2.869  $  2.786  $  2.649  $ 2.548  $ 2.443  $ 2.341
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase in unit value .... $    .06  $    .00  $   (.01) $    .01  $    .08  $    .14  $    .10  $   .11  $   .10  $   .10
   Ratio of operating expenses
     to average net assets .......     1.33%     1.33%     1.33%     1.33%     1.33%     1.33%     1.33%    1.33%    1.33%    1.33%
   Ratio of net investment income
     to average net assets .......     1.93%     0.07%    (0.16)%     .46%     2.89%     5.09%     3.87%    4.20%    4.27%    4.10%
   Number of units outstanding at
     end of year (thousands) .....       20        26        39        49        60        70        80       91      105      112

----------------
*    Annualized.

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Money Market Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).


                  (TOTAL M&E AND RIDER CHARGES 1.40%, 3.0% AIR)
                FROM DECEMBER 20 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                   2005
--------------------------------------                                ---------
SELECTED PER UNIT DATA
   Total investment income .........................................   $   .002
   Operating expenses ..............................................         --
                                                                       --------
   Net investment income (loss) ....................................       .002
   Unit Value at beginning of year .................................      1.015
   Net realized and change in unrealized gains (losses) ............         --
                                                                       --------
   Unit Value at end of year .......................................   $  1.017
                                                                       ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value ...........................   $    .00
   Ratio of operating expenses to average net assets * .............       1.72%
   Ratio of net investment income (loss) to average net assets * ...       2.62%
   Number of units outstanding at end of year (thousands) ..........          1

                  (TOTAL M&E AND RIDER CHARGES 1.40%, 3.5% AIR)
                 FROM OCTOBER 24 (INCEPTION DATE) TO DECEMBER 31

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                   2005
--------------------------------------                                 --------
SELECTED PER UNIT DATA
   Total investment income .........................................   $   .008
   Operating expenses ..............................................       .003
                                                                       --------
   Net investment income (loss) ....................................       .005
   Unit Value at beginning of year .................................      1.012
                                                                       --------
   Unit Value at end of year .......................................   $  1.017
                                                                       ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value ...........................   $    .01
   Ratio of operating expenses to average net assets ...............       1.72%
   Ratio of net investment income (loss) to average net assets .....       2.41%
   Number of units outstanding at end of year (thousands) ..........          9

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                        OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in The Travelers Money Market Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).

                  (TOTAL M&E AND RIDER CHARGES 1.25%, 3.0% AIR)

                                                                                                   FROM DECEMBER 28, 2004
                                                                       FOR THE YEAR ENDED       (INCEPTION DATE) TO DECEMBER
CONTRACTS ISSUED ON OR AFTER MAY 16, 1983                              DECEMBER 31, 2005                   31, 2004
-----------------------------------------------                       --------------------       ----------------------------
SELECTED PER UNIT DATA
   Total investment income ....................................       $               .033       $                         --
   Operating expenses .........................................                       .015                                 --
                                                                      --------------------       ----------------------------
   Net investment income (loss) ...............................                       .018                                 --
   Unit Value at beginning of period ..........................                      1.001                              1.001
                                                                      --------------------       ----------------------------
   Unit Value at end of year ..................................       $              1.019       $                      1.001
                                                                      ====================       ============================
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value ......................       $                .02       $                         --
   Ratio of operating expenses to average net assets ..........                       1.57%                              1.57%*
   Ratio of net investment income (loss) to average net assets*                       1.68%                              0.74%*
   Number of units outstanding at end of year (thousands) .....                        103                                 --

------------------
*    Annualized

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

        TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES*
    PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Tactical Growth and Income Stock Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).

(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)      FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                   ----------------------------------------------------------------------------
                                     2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .075  $   .073  $   .056  $   .052  $   .064  $   .094  $   .076  $  .064  $  .075  $  .061
   Operating expenses ............     .110      .110      .094      .097      .117      .145      .136     .110     .090     .069
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income (loss) ..    (.035)    (.037)    (.038)    (.045)    (.053)    (.051)    (.060)   (.046)   (.015)   (.008)
   Unit Value at beginning of year    4.195     3.318     3.057     3.914     4.679     5.394     4.468    3.526    2.717    2.263
   Net realized and change in
     unrealized gains (losses) ...     .188      .414     (.799)    (.812)    (.712)    (.664)     .986     .988     .824     .462
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $  4.348  $  4.195  $  3.818  $  3.057  $  3.914  $  4.679  $  5.394  $ 4.468  $ 3,526  $ 2.717
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit
     value ....................... $    .15  $    .38  $    .76  $   (.86) $   (.77) $   (.72) $    .93  $   .94  $   .81  $   .45
   Ratio of operating expenses to
     average net assets** ........     2.65%     2.82%     2.82%     2.82%     2.82%     2.82%     2.82%    2.82%    2.82%    2.82%
   Ratio of net investment income
     (loss) to average net assets     (0.84)%   (0.96)%   (1.14)%   (1.27)%    1.30%     (.98)%   (1.25)%  (1.16)%   (.45)%   (.34)%
   Number of units outstanding at
     end of year (thousands) .....   19,270    21,935    17,590    39,162    38,818    27,691    26,010   25,192   60,312   68,111
   Portfolio turnover rate .......       50%       67%       68%       84%       59%       59%       51%      81%      63%      81%

--------------
* Prior to May 3, 2004, the Account was known as The Travelers Timed Growth and Income Account for Variable Annuities.

**   Annualized

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

         TACTICAL TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES*
     PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Tactical Timed Short-Term Bond Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).

(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)                      FOR THE YEARS ENDED IN DECEMBER 31,
                                    2005     2004     2003      2002     2001     2000       1999     1998       1997      1996
                                   -------  -------  -------   -------  -------  -------   --------  --------   -------   -------
SELECTED PER UNIT DATA
   Total investment income ....... $  .048  $  .020  $  .018   $  .028  $  .065  $  .096   $   .076  $   .078   $  .077   $  .057
   Operating expenses ............    .039     .042     .043      .044     .044     .042       .041      .040**    .039**    .030**
                                   -------  -------  -------   -------  -------  -------   --------  --------   -------   -------
   Net investment income (loss) ..    .009    (.022)   (.025)    (.016)    .021     .054       .035      .038      0.38      .027
   Unit Value at beginning of year   1.486    1.508    1.533     1.549    1.527    1.473      1.437     1.399     1.361     1.333
   Net realized and change in
     unrealized gains (losses)***     .001       --       --        --     .001       --       .001      .000      .000      .001
                                   -------  -------  -------   -------  -------  -------   --------  --------   -------   -------
   Unit Value at end of year ..... $ 1.496  $ 1.486  $ 1.508   $ 1.533  $ 1.549  $ 1.527   $  1.473  $  1.437   $ 1.399   $ 1.361
                                   =======  =======  =======   =======  =======  =======   ========  ========   =======   =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit
     value ....................... $   .01  $  (.02) $  (.03)  $  (.02) $   .02  $   .05   $    .04  $    .04   $   .04   $   .03
   Ratio of operating expenses to
     average net assets**** ......    2.65%    2.82%    2.82%     2.82%    2.82%    2.82%      2.82%     2.82%**   2.82%**   2.82%**
   Ratio of net investment income
     to average net assets .......    0.61%   (1.43)%  (1.67)%   (1.04)%   1.37%    3.61%      2.38%     2.71%     2.77%     2.47%
   Number of units outstanding at
     end of year (thousands) .....  90,623   73,728   90,498    20,968   23,384   75,112    109,666   137,067    47,262    54,565

--------------
* Prior to May 1, 2004, the Account was known as The Travelers Timed Money Market Account for Variable Annuities.

** Effective May 2, 1994, the Tactical Timed Short-Term Bond Account for Variable Annuities was authorized to invest in securities with a maturity of greater than one year. As a result, net realized and change in unrealized gains (losses) are no longer included in total investment income.

***  Annualized.

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES*
     PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR

The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Tactical Aggressive Stock Account for Variable Annuities' Annual Report, which is incorporated by reference into the Statement of Additional Information. If you would like a copy of the Annual Report, please call 1-800-233-3591, or access the SEC's website (http://www.sec.gov).



(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)    FOR THE YEARS ENDED DECEMBER 31 (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                 ----------------------------------------------------------------------------
                                     2005      2004      2003      2002      2001      2000      1999     1998     1997     1996
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
SELECTED PER UNIT DATA
   Total investment income ....... $   .095  $   .060  $   .053  $   .050  $   .063  $   .084  $   .052  $  .056  $  .063  $  .041
   Operating expenses ............     .163      .153      .126      .125      .134      .135      .110     .098     .085     .069
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Net investment income (loss) ..    (.068)    (.093)    (.073)    (.075)    (.071)    (.051)    (.058)   (.042)   (.022)   (.028)
   Unit Value at beginning of year    5.920     5.191     3.967     4.730     4.986     4.371     3.907    3.389    2.623    2.253
   Net realized and change in
     unrealized gains (losses) ...     .676      .822     1.297     (.688)    (.185)     .666       522     .560     .788     .398
                                   --------  --------  --------  --------  --------  --------  --------  -------  -------  -------
   Unit Value at end of year ..... $  6.528  $  5.920  $  5.191  $  3.967  $  4.730  $  4.986  $  4.371  $ 3.907  $ 3.389  $ 2.623
                                   ========  ========  ========  ========  ========  ========  ========  =======  =======  =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit
     value ....................... $    .61  $    .73  $   1.22  $   (.76) $   (.26) $    .61  $    .46  $   .52  $   .77  $   .37
   Ratio of operating expenses to
     average net assets** ........     2.68%     2.85%     2.85%     2.85%     2.85%     2.85%     2.85%    2.85%    2.85%    2.84%
   Ratio of net investment income
     to (loss) average net assets     (1.13)%   (1.73)%   (1.65)%   (1.70)%   (1.53)%   (1.06)%   (1.49)%  (1.21)%   (.76)%  (1.13)%
   Number of units outstanding at
     end of year (thousands) .....   19,023    17,503    12,822    21,164    19,061    13,923    15,180   16,452   25,865   30,167
   Portfolio turnover rate .......      137%       91%       61%      116%       49%      106%       85%     113%      92%      98%

--------------
* Prior to May 3, 2004, the account was known as The Travelers Timed Aggressive Stock Account for Variable Annuities.

**   Annualized.

                                   APPENDIX B
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the Contract date. We limit transfers to an amount of up to 10% of the Fixed Account Contract Value on the semiannual Contract date anniversary. (This restriction does not apply to Qualified Contracts or transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

                WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
                         RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

UNDERLYING FUND NAME CHANGES

                        FORMER NAME                                                         NEW NAME
------------------------------------------------------------      -------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUND INC.                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  All Cap Fund                                                       Legg Mason Partners Variable All Cap Portfolio+
  Investors Fund                                                     Legg Mason Partners Variable Investors Portfolio
  Small Cap Growth Fund                                              Legg Mason Partners Variable Small Cap Growth Portfolio

GREENWICH STREET SERIES FUND                                      LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Appreciation Portfolio                                             Legg Mason Partners Variable Appreciation Portfolio
  Fundamental Value Portfolio                                        Legg Mason Partners Variable Fundamental Value Portfolio

TRAVELERS SERIES FUND INC.                                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
  Social Awareness Stock Portfolio                                   Legg Mason Partners Variable Social Awareness Stock Portfolio
  SB Adjustable Rate Income Portfolio -- Smith Barney Class           Legg Mason Partners Variable Adjustable Rate Income Portfolio
  Smith Barney Aggressive Growth Portfolio                           Legg Mason Partners Variable Aggressive Growth Portfolio
  Smith Barney Large Capitalization Growth Portfolio                 Legg Mason Partners Variable Large Cap Growth Portfolio

CITISTREET FUNDS, INC                                             METLIFE INVESTMENT FUNDS, INC.
  CitiStreet Diversified Bond Fund                                   MetLife Investment Diversified Bond Fund
  CitiStreet International Stock Fund                                MetLife Investment International Stock Fund
  CitiStreet Large Company Stock Fund                                MetLife Investment Large Company Stock Fund
  CitiStreet Small Company Stock Fund                                MetLife Investment Small Company Stock Fund

UNDERLYING FUND MERGERS/REORGANIZATIONS
THE FORMER UNDERLYING FUNDS WERE MERGED WITH AND INTO THE NEW UNDERLYING FUNDS.

                  FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
------------------------------------------------------------      ----------------------------------------------------------
                                                                  METROPOLITAN FUND
High Yield Bond Trust                                                Western Asset Management High Yield Bond Portfolio

                                                                  MET INVESTORS FUND
Capital Appreciation Fund                                            Janus Capital Appreciation Portfolio
Managed Assets Trust                                                 Legg Mason Partners Managed Assets Portfolio

AIM VARIABLE INSURANCE FUNDS, INC.                                MET INVESTORS FUND
   AIM Capital Appreciation Portfolio                                Met/AIM Capital Appreciation Portfolio

THE TRAVELERS SERIES TRUST                                        MET INVESTORS FUND
   Disciplined Mid Cap Stock Portfolio                               Batterymarch Mid-Cap Stock Portfolio
   Style Focus Series:  Small Cap Value Portfolio                    Dreman Small-Cap Value Portfolio
   Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
   Convertible Securities Portfolio                                  Lord Abbett Bond Debenture Portfolio
   Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
   Style Focus Series:  Small Cap Growth Portfolio                   Met/AIM Small Cap Growth Portfolio
   MFS(R) Value Portfolio                                              MFS(R) Value Portfolio
   Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
   Pioneer Mid Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
   Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio

MANAGED SEPARATE ACCOUNT                                          MET INVESTORS SERIES TRUST
   Travelers Growth and Income Stock Account for Variable            Batterymarch Growth and Income Stock Portfolio
     Annuities

MANAGED SEPARATE ACCOUNT                                          METROPOLITAN FUND
   Travelers Quality Bond Account for Variable Annuities             BlackRock Bond Income Portfolio
   Tactical Short -Term Bond Account for Variable Annuities          BlackRock Money Market Portfolio
   Tactical Growth and Income Account for Variable Annuities         MetLife Stock Index Portfolio+
   Tactical Aggressive Stock Account for Variable Annuities          MetLife Mid Cap Stock Index Portfolio+
   Travelers Money Market Account for Variable Annuities             BlackRock Money Market Portfolio

THE TRAVELERS SERIES TRUST                                        METROPOLITAN FUND
   Large Cap Portfolio                                               FI Large Cap Portfolio
   Strategic Equity Portfolio                                        FI Large Cap Portfolio
   MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio
   MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
   U.S. Government Securities Portfolio                              Western Asset Management U.S. Government Portfolio
   Salomon Brothers Strategic Total Bond Portfolio                   Western Asset Management Strategic Bond Opportunities
                                                                       Portfolio+

UNDERLYING FUND SUBSTITUTIONS
THE FOLLOWING NEW UNDERLYING FUNDS WERE SUBSTITUTED FOR THE FORMER UNDERLYING FUNDS.

                 FORMER UNDERLYING FUND                                              NEW UNDERLYING FUND
---------------------------------------------------------      ----------------------------------------------------------------
FRANKLIN TEMPLETON FUND                                        MET INVESTORS FUND
   Mutual Shares Securities Fund                                  Lord Abbett Growth and Income Portfolio

DELAWARE VIP TRUST                                             MET INVESTORS FUND
   Delaware VIP REIT Series                                       Neuberger Berman Real Estate Portfolio

FRANKLIN TEMPLETON VIP TRUST                                   METROPOLITAN FUND
   Templeton Growth Securities Fund                               Oppenheimer Global Equity Portfolio+

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC            METROPOLITAN FUND
   AllianceBernstein Large Cap Growth Portfolio                   T. Rowe Price Large Cap Growth Portfolio+

--------------
+    Closed to new investors.

                                   APPENDIX E
--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES

         SERIES FUND/TRUST                           PORTFOLIO/SERIES                                   MARKETING NAME
------------------------------------  ---------------------------------------------------  -----------------------------------------
DREYFUS VARIABLE INVESTMENT FUND      Developing Leaders Portfolio                         Dreyfus VIF Developing Leaders Portfolio
JANUS ASPEN SERIES                    International Growth Portfolio                       Janus International Growth Portfolio
METROPOLITAN SERIES FUND, INC.        FI Large Cap Portfolio                               FI Large Cap Portfolio (Fidelity)
PIMCO VARIABLE INSURANCE TRUST        Real Return Portfolio                                PIMCO VIT Real Return Portfolio
PIMCO VARIABLE INSURANCE TRUST        Total Return Portfolio                               PIMCO VIT Total Return Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST      Van Kampen Life Investment Trust Comstock Portfolio  Van Kampen LIT Comstock Portfolio
VARIABLE INSURANCE PRODUCTS           Asset ManagerSM Portfolio                            Fidelity VIP Asset ManagerSM Portfolio
VARIABLE INSURANCE PRODUCTS           Contrafund(R) Portfolio                              Fidelity VIP Contrafund(R) Portfolio
VARIABLE INSURANCE PRODUCTS           Equity-Income Portfolio                              Fidelity VIP Equity-Income Portfolio
VARIABLE INSURANCE PRODUCTS           Growth Portfolio                                     Fidelity VIP Growth Portfolio
VARIABLE INSURANCE PRODUCTS           High Income Portfolio                                Fidelity VIP High Income Portfolio
VARIABLE INSURANCE PRODUCTS           Mid Cap Portfolio                                    Fidelity VIP Mid Cap Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX F
--------------------------------------------------------------------------------

                 CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                                            TABLE OF CONTENTS                                                PAGE
     -------------------------------------------------------------------------------------------------      --------
     Description of MetLife Insurance Company of Connecticut and The Separate Account                          2
        The Insurance Company                                                                                  2
        The Separate Account                                                                                   2
     Net Investment Factor                                                                                     3
     Calculation of Money Market Yield                                                                         4
     Federal Tax Considerations                                                                                4
     Distribution and Principal Underwriting Agreement                                                         8
     Administrative Services                                                                                   8
     Distribution of the Contracts                                                                             9
     Independent Registered Public Accounting Firms                                                            8
     Voting Rights                                                                                             9
     Financial Statements                                                                                      1


--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006 (FORM MIC-BOOK 01) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE CLIP THIS COUPON ON THE LINE, ENTER YOUR NAME AND ADDRESS IN THE SPACES PROVIDED BELOW, AND MAIL TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, ANNUITY OPERATIONS AND SERVICES, ONE CITYPLACE, 185 ASYLUM STREET, 3 CP, HARTFORD, CONNECTICUT 06103-3415.

Name:
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Address:
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                                      F-1

                                UNIVERSAL ANNUITY

                              INDIVIDUAL AND GROUP
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT*










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 *The Travelers Insurance Company has filed for approval to change its name to
     MetLife Insurance Company of Connecticut. The change will be effective
      May 1, 2006 pending regulatory approval. You will receive a Contract endorsement notifying you of the name change
                             once it has occurred.
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Book 01                                                              May 1, 2006